UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President & Trustee

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Robert H. Gordon
Senior Vice President

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer

Diane J. Drake
Secretary

Michael P. Kailus
Assistant Secretary

William H. Wallace, III
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Semi-Annual Report to Shareholders
June 30, 2011

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Driehaus International Small Cap Growth Fund
Driehaus Global Growth Fund
Driehaus Mid Cap Growth Fund
Driehaus Large Cap Growth Fund

Distributed by:
Driehaus Securities LLC
This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Performance Overview and Schedule of Investments:
Driehaus International Discovery Fund	1
Driehaus Emerging Markets Growth Fund	6
Driehaus International Small Cap Growth Fund	11
Driehaus Global Growth Fund	16
Driehaus Mid Cap Growth Fund	20
Driehaus Large Cap Growth Fund	23

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	32

Notes to Financial Statements	38

Fund Expense Examples	46

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2011 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2011

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Driehaus International Discovery Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 06/30/11	1 Year	3 Years	5 Years	10 Years	(12/31/98 - 06/30/11)
Driehaus International Discovery Fund (DRIDX)[1]	30.25%	−6.72%	2.25%	10.08%	16.09%
MSCI AC World ex USA Index[2]	30.27%	0.11%	4.13%	7.92%	5.98%
MSCI AC World ex USA Growth Index[3]	31.07%	−0.79%	4.47%	7.18%	4.20%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 44 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 95.7%

EUROPE — 45.8%

France — 8.2%
Alcatel-Lucent**	833,511	$4,809,920
Nexans SA	38,630	3,636,591
Remy Cointreau SA	60,979	5,128,941
Safran SA	83,813	3,576,388
Technip SA	20,891	2,239,351
Zodiac Aerospace	62,947	5,480,704

		24,871,895

Germany — 7.2%
Aareal Bank AG**	63,230	2,164,060
ADVA AG Optical Networking**	237,080	1,453,327
Deutz AG**	475,539	4,699,091
Dialog Semiconductor PLC**	123,566	2,253,820
GEA Group AG	65,108	2,331,701
Hugo Boss AG — Pref.	30,868	3,138,011
Infineon Technologies AG	260,419	2,926,176
KUKA AG**	103,610	2,791,661

		21,757,847

United Kingdom — 5.5%
Aggreko PLC	96,360	2,985,486
Antofagasta PLC	215,807	4,829,378
ARM Holdings PLC	430,850	4,051,559
Lloyds Banking Group PLC**	2,055,345	1,615,165
Petrofac, Ltd.	132,760	3,228,335

		16,709,923

Switzerland — 4.6%
ABB, Ltd.**	133,737	3,474,796
Syngenta AG**	14,349	4,849,252
Temenos Group AG**	76,409	2,356,640
Xstrata PLC	144,905	3,191,600

		13,872,288

Russia — 3.5%
Mechel — SP ADR	82,066	1,960,557
Sberbank RF	1,163,807	4,292,560
Uralkali — SP GDR**	98,011	4,407,489

		10,660,606

Denmark — 3.5%
Jyske Bank AS**	54,370	2,148,402
Novo Nordisk AS — B	39,222	4,913,706
Novozymes AS — B	22,024	3,588,510

		10,650,618

Ireland — 3.5%
Paddy Power PLC	56,141	3,052,186
Shire PLC	144,724	4,525,054
Smurfit Kappa Group PLC**	257,912	3,073,184

		10,650,424

Finland — 2.0%
Cargotec OYJ — B	68,590	3,520,171
Ramirent OYJ	190,640	2,460,477

		5,980,648

Sweden — 2.0%
Swedbank AB — A	172,785	2,905,541
Volvo AB — B	173,265	3,033,227

		5,938,768

Netherlands — 1.9%
CNH Global NV**	46,513	1,797,728
NXP Semiconductor NV**	148,526	3,970,100

		5,767,828

Norway — 1.3%
DnB NOR ASA	275,917	3,843,941

Italy — 1.3%
De’Longhi SpA	192,430	2,247,248
Lottomatica SpA**	81,761	1,585,905

		3,833,153

Portugal — 0.8%
Jeronimo Martins SGPS SA	120,240	2,309,303

Spain — 0.5%
Banco Santander SA	131,710	1,517,326

Total EUROPE		138,364,568

FAR EAST — 35.3%

China — 13.1%
Air China, Ltd. — H	3,178,735	3,309,173
Anhui Conch Cement Co., Ltd. — H	728,316	3,427,405
Belle International Holdings, Ltd.	1,716,549	3,626,533
COSCO Pacific, Ltd.	1,132,980	2,000,133
Emperor Watch & Jewellery, Ltd.	16,507,001	3,094,026
Hengan International Group Co., Ltd.	419,169	3,769,195
Kingdee International Software Group Co., Ltd.	3,888,320	2,095,483
Lenovo Group, Ltd.	2,729,761	1,569,318
Ping An Insurance Group Co. — H	328,384	3,405,893
Sa Sa International Holdings, Ltd.	5,651,311	3,623,549
Sany Heavy Equipment International Holdings Co., Ltd.	1,469,363	1,680,060
Shenguan Holdings Group, Ltd.	5,528,828	3,911,802
Want Want China Holdings, Ltd.	4,056,376	3,943,786

		39,456,356

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Japan — 8.1%
Isuzu Motors, Ltd.	694,314	$3,286,840
Komatsu, Ltd.	124,013	3,872,076
Makino Milling Machine Co., Ltd.	346,571	3,225,206
Makita Corp.	86,761	4,042,973
Sanrio Co., Ltd.	96,100	3,748,086
Sumco Corp.**	139,141	2,355,712
Sumitomo Realty & Development Co., Ltd.	175,076	3,912,886

		24,443,779

Australia — 4.0%
Boart Longyear, Ltd.	707,841	3,044,691
Coca-Cola Amatil, Ltd.	268,864	3,298,925
Cochlear, Ltd.	18,846	1,458,631
CSL, Ltd.	42,187	1,499,576
Iluka Resources, Ltd.	161,840	2,927,550

		12,229,373

India — 2.8%
ICICI Bank, Ltd. — SP ADR	98,084	4,835,541
Larsen & Toubro, Ltd. — GDR	90,477	3,700,079

		8,535,620

Indonesia — 2.3%
PT Bank Mandiri Tbk	3,642,302	3,067,879
PT Tambang Batubara Bukit Asam Tbk	1,584,381	3,852,193

		6,920,072

Singapore — 2.0%
Genting Singapore PLC**	1,884,064	2,970,472
SembCorp Marine, Ltd.	718,891	3,111,074

		6,081,546

South Korea — 2.0%
Kia Motors Corp.	44,790	3,046,979
Seegene, Inc.**	71,950	2,990,621

		6,037,600

Taiwan — 0.6%
Wintek Corp.**	1,394,000	1,858,511

Philippines — 0.4%
Megaworld Corp.	23,491,405	1,083,577

Total FAR EAST		106,646,434

SOUTH AMERICA — 8.9%

Brazil — 6.6%
Gerdau SA — SP ADR	257,647	2,710,446
Itau Unibanco Holding SA — PREF ADR	131,414	3,094,800
Lojas Renner SA	91,400	3,485,223
OGX Petroleo e Gas Participacoes SA**	367,300	3,424,352
PDG Realty SA Empreendimentos e Participacoes	570,810	3,214,955
Vale SA — SP ADR	121,954	3,896,430

		19,826,206

Argentina — 1.3%
MercadoLibre, Inc.	50,683	4,021,189

Colombia — 1.0%
Ecopetrol SA — SP ADR	70,912	3,120,837

Total SOUTH AMERICA		26,968,232

NORTH AMERICA — 5.7%

Canada — 4.2%
Crew Energy, Inc.**	155,914	2,424,916
Gasfrac Energy Services, Inc.**	272,141	2,483,116
Imax Corp.**	115,448	3,743,979
Petrominerales, Ltd.	94,142	2,763,399
Silver Wheaton Corp.	44,002	1,452,210

		12,867,620

United States — 1.5%
SXC Health Solutions Corp.**	75,864	4,469,907

Total NORTH AMERICA		17,337,527

Total EQUITY SECURITIES (Cost $236,813,788)		289,316,761

TOTAL INVESTMENTS (COST $236,813,788)	95.7%	$289,316,761
Other Assets In Excess Of Liabilities	4.3%	12,899,105

Net Assets	100.0%	$302,215,866

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$245,721,753

Gross Appreciation	$59,515,147
Gross Depreciation	(15,920,139)

Net Appreciation	$43,595,008

** Non-income producing security
GDR — Global Depository Receipt
PREF ADR — Preferred American Depository Receipt
SP ADR — Sponsored American Depository Receipt
SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2011 (unaudited)

Regional Weightings*

Western Europe	42.3%
Asia/Far East Ex-Japan	27.2%
South America	8.9%
Japan	8.1%
North America	5.7%
Eastern Europe	3.5%

Top Ten Holdings*

Zodiac Aerospace	1.8%
Remy Cointreau SA	1.7%
Novo Nordisk AS — B	1.6%
Syngenta AG	1.6%
ICICI Bank, Ltd. — SP ADR	1.6%
Antofagasta PLC	1.6%
Alcatel-Lucent	1.6%
Deutz AG	1.6%
Shire PLC	1.5%
SXC Health Solutions Corp.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2011.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2011 (unaudited)

Percent of
Industry	Net Assets

Aerospace & Defense	3.0%
Airlines	1.1%
Automobiles	2.1%
Beverages	2.8%
Biotechnology	1.5%
Chemicals	4.2%
Commercial Banks	9.0%
Commercial Services & Supplies	1.0%
Communications Equipment	2.1%
Computers & Peripherals	0.5%
Construction & Engineering	2.2%
Construction Materials	1.1%
Containers & Packaging	1.0%
Electrical Equipment	2.3%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	2.6%
Food & Staples Retailing	0.8%
Food Products	2.6%
Health Care Equipment & Supplies	0.5%
Health Care Technology	1.5%
Hotels, Restaurants & Leisure	2.5%
Household Durables	1.8%
Insurance	1.1%
Internet Software & Services	1.3%
Machinery	11.3%
Media	1.2%
Metals & Mining	6.9%
Multiline Retail	1.2%
Oil, Gas & Consumable Fuels	5.2%
Personal Products	1.3%
Pharmaceuticals	3.1%
Real Estate Management & Development	1.7%
Semiconductors & Semiconductor Equipment	5.2%
Software	1.5%
Specialty Retail	4.7%
Textiles, Apparel & Luxury Goods	1.0%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.8%
Transportation Infrastructure	0.7%
Other Assets in Excess of Liabilities	4.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 06/30/11	1 Year	3 Years	5 Years	10 Years	(12/31/97 - 06/30/11)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	29.41%	4.12%	11.37%	17.92%	15.85%
MSCI Emerging Markets Index[2]	28.17%	4.54%	11.75%	16.54%	10.64%
MSCI Emerging Markets Growth Index[3]	29.40%	3.15%	10.12%	14.53%	9.42%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 93.7%

FAR EAST — 52.2%

China — 15.6%
Belle International Holdings, Ltd.	8,811,677	$18,616,329
China Construction Bank Corp. — H	10,459,000	8,706,963
China Longyuan Power Group Corp. — H	10,212,000	9,907,105
China Mengniu Dairy Co., Ltd.	4,053,388	13,687,874
China Shenhua Energy Co., Ltd. — H	4,838,000	23,183,332
China Unicom (Hong Kong), Ltd.	3,050,000	6,191,550
Haier Electronics Group Co., Ltd.**	5,749,337	7,159,044
Kunlun Energy Co., Ltd.	3,838,000	6,620,795
PetroChina Co., Ltd. — H	16,492,302	24,223,654
Want Want China Holdings, Ltd.	13,463,061	13,089,377
Wynn Macau, Ltd.	1,953,600	6,397,578

		137,783,601

South Korea — 13.4%
Daum Communications Corp.	87,872	9,167,630
Hyundai Mobis	33,551	12,623,729
Kia Motors Corp.	132,153	8,990,118
Korea Electric Power Corp.**	242,450	6,440,252
LG Chem, Ltd.	19,624	9,018,166
LG Fashion Corp.	33,169	1,305,719
Samsung Electronics Co., Ltd.	27,815	21,618,635
Samsung Engineering Co., Ltd.	56,964	13,660,863
Samsung Heavy Industries Co., Ltd.	202,740	9,085,743
Seegene, Inc.**	324,482	13,487,182
Shinhan Financial Group Co., Ltd.	270,188	12,920,290

		118,318,327

Taiwan — 6.7%
Catcher Technology Co., Ltd.	1,325,000	8,388,432
Chinatrust Financial Holding Co., Ltd.	11,509,000	10,050,461
HTC Corp.	299,000	10,109,558
Taiwan Mobile Co., Ltd.	6,894,000	18,699,754
Taiwan Semiconductor Manufacturing Co., Ltd.	2,824,000	7,117,215
TPK Holding Co., Ltd.**	166,000	5,079,380

		59,444,800

India — 4.5%
ICICI Bank, Ltd.	646,551	15,891,707
Lupin, Ltd.	1,294,642	13,037,147
Tata Consultancy Services, Ltd.	409,806	10,887,691

		39,816,545

Malaysia — 4.5%
AirAsia BHD	12,059,746	14,101,068
CIMB Group Holdings BHD	2,994,600	8,869,656
Petronas Chemicals Group BHD	6,947,130	16,339,707

		39,310,431

Indonesia — 4.1%
PT Bank Mandiri Tbk	15,801,073	13,309,106
PT Gudang Garam Tbk	1,702,839	9,910,616
PT United Tractors Tbk	4,314,000	12,561,149

		35,780,871

Thailand — 2.3%
PTT Public Co., Ltd. — NVDR	1,006,691	11,014,567
Siam Commercial Bank Public Co., Ltd. — NVDR	2,563,100	9,294,723

		20,309,290

Philippines — 1.1%
Aboitiz Power Corp.	13,778,588	9,978,788

Total FAR EAST		460,742,653

SOUTH AMERICA — 18.3%

Brazil — 15.0%
Banco do Estado do Rio Grande do Sul	902,618	10,121,305
BR Malls Participacoes SA	686,900	7,733,209
BR Properties SA	489,261	5,517,569
CCR SA	290,707	8,657,970
CETIP SA	795,100	12,267,970
Cia. de Bebidas das Americas — Pref.	484,200	15,869,561
Cia. Hering SA	422,530	9,611,261
Localiza Rent a Car SA	576,552	10,255,396
OdontoPrev SA	407,314	6,864,036
PDG Realty SA Empreendimentos e Participacoes	2,214,006	12,469,876
Petroleo Brasileiro SA — ADR	187,946	6,363,852
Souza Cruz SA	701,100	8,849,947
Tractebel Energia SA	473,700	8,258,980
Vale SA — SP ADR	296,178	9,462,887

		132,303,819

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Chile — 1.8%
Empresa Nacional de Telecomunicaciones SA	221,900	$4,505,422
Sociedad Quimica y Minera de Chile SA — SP ADR	182,726	11,826,027

		16,331,449

Colombia — 0.8%
BanColombia SA — SP ADR	100,569	6,710,969

Argentina — 0.7%
MercadoLibre, Inc.	78,364	6,217,400

Total SOUTH AMERICA		161,563,637

EUROPE — 14.6%

Russia — 7.0%
LUKOIL — SP ADR	137,881	8,783,373
Magnit — SP GDR	363,615	11,426,770
NovaTek — SP GDR	63,617	8,797,768
Rosneft Oil Co. — GDR	1,369,000	11,541,130
Sberbank RF	5,631,512	20,771,145

		61,320,186

United Kingdom — 3.7%
Afren PLC**	3,026,160	7,666,490
Antofagasta PLC	742,513	16,616,124
Tullow Oil PLC	433,722	8,637,219

		32,919,833

Portugal — 1.3%
Jeronimo Martins SGPS SA	610,496	11,725,054

Luxembourg — 0.9%
Millicom International Cellular SA, SDR	78,212	8,194,227

Turkey — 0.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,536,563	5,980,651

Finland — 0.5%
Nokian Renkaat OYJ	93,989	4,719,541

Poland — 0.5%
PGE SA	509,956	4,460,149

Total EUROPE		129,319,641

AFRICA — 4.3%

South Africa — 4.3%
Life Healthcare Group Holdings, Ltd.	3,350,436	8,707,227
Mr. Price Group, Ltd.	663,349	6,690,465
Sasol, Ltd.	225,061	11,872,931
Vodacom Group, Ltd.	878,505	10,925,170

		38,195,793

Total AFRICA		38,195,793

NORTH AMERICA — 3.2%

Mexico — 2.5%
Genomma Lab Internacional SAB de CV — B**	3,026,750	7,703,562
Mexichem SAB de CV	3,499,414	14,172,799

		21,876,361

Canada — 0.7%
B2Gold Corp.**	1,814,929	6,134,759

Total NORTH AMERICA		28,011,120

MIDDLE EAST — 1.1%

Qatar — 1.1%
Industries Qatar QSC	258,106	9,682,045

Total MIDDLE EAST		9,682,045

Total EQUITY SECURITIES (Cost $771,835,375)		827,514,889

TOTAL INVESTMENTS (COST $771,835,375)	93.7%	$827,514,889
Other Assets In Excess Of Liabilities	6.3%	55,645,958

Net Assets	100.0%	$883,160,847

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$778,737,656

Gross Appreciation	$66,504,279
Gross Depreciation	(17,727,046)

Net Appreciation	$48,777,233

** Non-income producing security
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
SDR — Swedish Depository Receipt
SP ADR — Sponsored American Depository Receipt
SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	52.2%
South America	18.3%
Eastern Europe	8.2%
Western Europe	6.4%
Africa	4.3%
North America	3.2%
Middle East	1.1%

Top Ten Holdings*

PetroChina Co., Ltd. — H	2.7%
China Shenhua Energy Co., Ltd. — H	2.6%
Samsung Electronics Co., Ltd.	2.5%
Sberbank RF	2.4%
Taiwan Mobile Co., Ltd.	2.1%
Belle International Holdings, Ltd.	2.1%
Antofagasta PLC	1.9%
Petronas Chemicals Group BHD	1.9%
ICICI Bank, Ltd.	1.8%
Cia. de Bebidas das Americas — Pref.	1.8%

*	All percentages are stated as a percent of net assets at June 30, 2011.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

Percent of
Industry	Net Assets

Airlines	1.6%
Auto Components	2.0%
Automobiles	1.0%
Beverages	1.8%
Biotechnology	1.5%
Capital Markets	1.4%
Chemicals	5.8%
Commercial Banks	13.2%
Communications Equipment	1.1%
Computers & Peripherals	1.0%
Construction & Engineering	1.5%
Diversified Telecommunication Services	0.7%
Electric Utilities	1.2%
Electronic Equipment, Instruments & Components	0.6%
Food & Staples Retailing	2.6%
Food Products	3.0%
Health Care Providers & Services	1.8%
Hotels, Restaurants & Leisure	0.7%
Household Durables	2.2%
Independent Power Producers & Energy Traders	3.2%
Industrial Conglomerates	1.1%
Internet Software & Services	1.7%
IT Services	1.2%
Machinery	2.4%
Metals & Mining	3.7%
Oil, Gas & Consumable Fuels	14.6%
Pharmaceuticals	2.3%
Real Estate Investment Trusts	0.7%
Real Estate Management & Development	1.5%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	3.3%
Specialty Retail	4.0%
Textiles, Apparel & Luxury Goods	0.2%
Tobacco	2.1%
Transportation Infrastructure	1.0%
Wireless Telecommunication Services	4.8%
Other Assets in Excess of Liabilities	6.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns			Since Inception		Since Inception
as of 06/30/11	1 Year	3 Years	(09/17/07 - 06/30/11)	5 Years	(08/1/02 - 06/30/11)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	42.42%	3.47%	4.65%	12.59%	22.07%
MSCI World ex USA Small Cap Index[2]	37.51%	4.09%	0.16%	3.44%	13.42%
MSCI AC World ex USA Small Cap Growth Index[3]	35.97%	3.76%	0.35%	5.44%	13.63%

[1]	The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International World ex USA Small Cap Index (MSCI World ex USA Small Cap Index) is a market capitalization-weighted index designed to measure the equity performance in 23 global developed markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 44 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 96.1%

EUROPE — 45.5%

United Kingdom — 13.1%
Afren PLC**	1,557,302	$3,945,277
Aveva Group PLC	171,570	4,723,125
Babcock International Group PLC	372,072	4,254,759
Fenner PLC	535,282	3,456,188
Imagination Technologies Group PLC**	114,461	693,908
Melrose PLC	857,860	4,983,791
Morgan Crucible Co., PLC	593,937	2,939,241
Rightmove PLC	138,651	2,652,283
Spectris PLC	199,893	5,118,612
Telecity Group PLC**	605,557	5,383,596
Victrex PLC	134,826	3,248,435

		41,399,215

Germany — 11.4%
Aareal Bank AG**	95,390	3,264,743
Bertrandt AG	61,823	4,692,944
Deutsche Euroshop AG	113,875	4,505,194
Deutsche Wohnen AG	287,759	5,007,552
Deutz AG**	539,716	5,333,263
Hugo Boss AG — Pref.	34,342	3,491,175
Kloeckner & Co.	92,981	2,801,090
KUKA AG**	129,860	3,498,940
Tognum AG	90,794	3,403,329

		35,998,230

Italy — 5.0%
Amplifon SpA	537,093	3,345,204
DiaSorin SpA	65,310	3,134,535
Piaggio & C SpA	550,768	2,309,683
Recordati SpA	401,543	4,413,206
Safilo Group SpA**	170,734	2,716,381

		15,919,009

France — 3.5%
Ingenico SA	98,688	4,802,334
Nexans SA	33,402	3,144,432
Rhodia SA	71,273	3,231,998

		11,178,764

Finland — 3.4%
Amer Sports OYJ — A	293,423	4,884,161
Cargotec OYJ — B	64,089	3,289,171
Ramirent OYJ	199,837	2,579,178

		10,752,510

Switzerland — 2.0%
Ferrexpo PLC	611,962	4,619,211
OC Oerlikon Corp. AG**	199,637	1,613,118

		6,232,329

Denmark — 1.9%
Christian Hansen Holding AS	129,786	3,083,831
NKT Holding AS	47,476	3,035,428

		6,119,259

Ireland — 1.3%
Kenmare Resources PLC**	4,432,159	4,193,361

Norway — 1.0%
Atea ASA	300,257	3,157,125

Spain — 1.0%
Viscofan SA	75,401	3,001,475

Turkey — 1.0%
Petkim Petrokimya Holding AS**	1,977,715	2,988,168

Netherlands — 0.9%
AMG Advanced Metallurgical Group NV**	73,978	1,382,573
Gemalto NV	33,310	1,590,753

		2,973,326

Total EUROPE		143,912,771

FAR EAST — 36.7%

Japan — 14.9%
Asics Corp.	220,000	3,283,789
Calbee, Inc.	83,000	2,968,226
Chiyoda Corp.	255,000	2,939,384
CyberAgent, Inc.	446	1,562,629
Ebara Corp.	769,000	4,535,816
Juki Corp.	1,084,000	3,120,240
Kakaku.com, Inc.	415	2,918,215
M3, Inc.	213	1,550,668
Makino Milling Machine Co., Ltd.	345,000	3,210,586
Miraca Holdings, Inc.	79,500	3,221,073
NET One Systems Co., Ltd.	1,694	3,259,090
Nissin Electric Co., Ltd.	262,189	2,492,010
Sanrio Co., Ltd.	73,700	2,874,443
Sawai Pharmaceutical Co., Ltd.	32,196	3,392,229
Toshiba Machine Co., Ltd.	615,129	3,361,281
United Arrows, Ltd.	113,500	2,398,951

		47,088,630

China — 10.4%
Ajisen China Holdings, Ltd.	1,590,000	3,302,117
China ZhengTong Auto Services Holdings, Ltd.**	2,962,000	3,399,938
Dongyue Group	2,850,000	3,142,621
Emperor Watch & Jewellery, Ltd.	13,610,000	2,551,020
International Mining Machinery Holdings, Ltd.	3,523,766	3,392,185
I.T, Ltd.	5,154,452	5,034,954
Kingdee International Software Group Co., Ltd.	5,520,983	2,975,353

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

MIE Holdings Corp.	3,117,065	$1,315,402
Sa Sa International Holdings, Ltd.	4,755,865	3,049,400
Trinity, Ltd.	2,432,000	2,456,315
Vinda International Holdings, Ltd.	2,150,546	2,419,528

		33,038,833

South Korea — 3.9%
Daum Communications Corp.	29,613	3,089,505
LG Fashion Corp.	68,921	2,713,119
Mando Corp.	15,410	3,204,363
OCI Materials Co., Ltd.	26,235	3,281,925

		12,288,912

Malaysia — 2.8%
AirAsia BHD	4,775,567	5,583,915
Malaysia Marine and Heavy Engineering Holdings BHD	1,138,100	3,143,185

		8,727,100

Singapore — 1.7%
Biosensors International Group, Ltd.**	2,988,386	3,145,727
SunVic Chemical Holdings, Ltd.	3,468,995	2,069,990

		5,215,717

Indonesia — 1.0%
PT Harum Energy Tbk	2,858,000	3,190,330

Taiwan — 1.0%
Gloria Material Technology Corp.**	2,789,000	3,176,474

Australia — 1.0%
Aurora Oil and Gas, Ltd.**	822,741	3,105,324

Total FAR EAST		115,831,320

NORTH AMERICA — 7.8%

Canada — 6.3%
B2Gold Corp.**	916,211	3,096,944
Canadian Western Bank	149,438	4,772,347
CGI Group, Inc. — A**	149,728	3,696,432
Cineplex, Inc.	125,508	3,477,188
Dollarama, Inc.	97,418	3,299,960
Trican Well Service, Ltd.	71,466	1,679,112

		20,021,983

Mexico — 1.5%
Genomma Lab Internacional SAB de CV — B**	1,848,271	4,704,144

Total NORTH AMERICA		24,726,127

SOUTH AMERICA — 4.8%

Brazil — 4.8%
BR Properties SA	342,410	3,861,478
CETIP SA	101,915	1,572,494
Cia. Hering SA	140,200	3,189,120
Even Construtora e Incorporadora SA	45,555	231,475
Mills Estruturas e Servicos de Engenharia SA	221,600	3,194,823
OdontoPrev SA	185,254	3,121,892

		15,171,282

Total SOUTH AMERICA		15,171,282

CENTRAL AMERICA — 1.3%

Panama — 1.3%
Copa Holdings SA — A	62,828	4,193,141

Total CENTRAL AMERICA		4,193,141

Total EQUITY SECURITIES (Cost $264,915,059)		303,834,641

EXCHANGE-TRADED FUNDS — 0.9%

NORTH AMERICA — 0.9%

United States — 0.9%
Market Vectors Junior Gold Miners	81,782	2,819,843

Total EXCHANGE-TRADED FUNDS (Cost $2,806,269)		2,819,843

TOTAL INVESTMENTS (COST $267,721,328)	97.0%	$306,654,484
Other Assets In Excess Of Liabilities	3.0%	9,593,554

Net Assets	100.0%	$316,248,038

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$270,752,609

Gross Appreciation	$41,783,091
Gross Depreciation	(5,881,216)

Net Appreciation	$35,901,875

** Non-income producing security

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

Regional Weightings*

Western Europe	44.5%
Asia/Far East Ex-Japan	21.8%
Japan	14.9%
North America	8.7%
South America	4.8%
Central America	1.3%
Eastern Europe	1.0%

Top Ten Holdings*

AirAsia BHD	1.8%
Telecity Group PLC	1.7%
Deutz AG	1.7%
Spectris PLC	1.6%
I.T, Ltd.	1.6%
Deutsche Wohnen AG	1.6%
Melrose PLC	1.6%
Amer Sports OYJ — A	1.5%
Ingenico SA	1.5%
Canadian Western Bank	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2011.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

Percent of
Industry	Net Assets

Airlines	3.1%
Auto Components	1.0%
Automobiles	0.7%
Capital Markets	0.5%
Chemicals	6.7%
Commercial Banks	1.5%
Commercial Services & Supplies	1.4%
Computers & Peripherals	0.7%
Construction & Engineering	1.9%
Electrical Equipment	2.9%
Electronic Equipment, Instruments & Components	3.1%
Energy Equipment & Services	0.5%
Food Products	1.9%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	3.1%
Health Care Technology	0.5%
Hotels, Restaurants & Leisure	1.1%
Household Durables	0.1%
Household Products	0.8%
Internet Software & Services	3.6%
IT Services	3.2%
Leisure Equipment & Products	1.5%
Machinery	14.5%
Media	2.4%
Metals & Mining	5.2%
Multiline Retail	1.0%
Oil, Gas & Consumable Fuels	3.7%
Other	0.9%
Pharmaceuticals	4.0%
Professional Services	1.5%
Real Estate Management & Development	4.2%
Software	2.4%
Specialty Retail	7.1%
Textiles, Apparel & Luxury Goods	4.6%
Thrifts & Mortgage Finance	1.0%
Trading Companies & Distributors	2.7%
Other Assets in Excess of Liabilities	3.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

			Since Inception
Average Annual Total Returns as of 06/30/11	1 Year	3 Years	(05/01/08 - 06/30/11)
Driehaus Global Growth Fund (DRGGX)[1]	29.33%	−2.25%	−3.71%
MSCI AC World Growth Index[2]	32.46%	1.12%	−0.20%

[1]	The returns for the periods prior to September 1, 2009, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 96.1%

NORTH AMERICA — 58.6%

United States — 55.3%
Acme Packet, Inc.**	2,092	$146,711
American Tower Corp. — A**	9,732	508,983
Apple Inc.**	1,371	460,204
Baker Hughes, Inc.	6,517	472,874
BE Aerospace, Inc.**	18,712	763,637
Cameron International Corp.**	14,060	707,077
Cavium, Inc.**	11,326	493,700
Celgene Corp.**	9,091	548,369
Chart Industries, Inc.**	4,933	266,283
Chipotle Mexican Grill, Inc.**	906	279,220
Ciena Corp.**	18,336	337,016
Cymer, Inc.**	6,603	326,915
Deckers Outdoor Corp.**	5,658	498,696
Deere & Co.	5,366	442,427
DSW, Inc. — A**	12,773	646,442
Edwards Lifesciences Corp.**	9,298	810,600
EMC Corp.**	17,604	484,990
Equinix, Inc.**	5,246	529,951
F5 Networks, Inc.**	4,865	536,366
Fifth Third Bancorp	27,410	349,478
Financial Engines, Inc.**	23,736	615,237
Finisar Corp.**	12,745	229,792
Freeport-McMoRan Copper & Gold, Inc.	13,090	692,461
Gilead Sciences, Inc.**	11,526	477,292
Google, Inc. — A**	896	453,716
Green Mountain Coffee Roasters, Inc.**	6,061	541,005
HCA Holdings, Inc.**	11,185	369,105
Illumina, Inc.**	7,164	538,375
IntercontinentalExchange, Inc.**	3,695	460,803
LogMeIn, Inc.**	8,237	317,701
Lufkin Industries, Inc.	4,338	373,285
Manitowoc Co., Inc.	19,489	328,195
McDonald’s Corp.	6,164	519,748
Molycorp, Inc.**	4,202	256,574
Monster Worldwide, Inc.**	17,803	260,992
NVIDIA Corp.**	14,652	233,480
OmniVision Technologies, Inc.**	9,946	346,220
Oracle Corp.	9,730	320,214
PACCAR, Inc.	6,388	326,363
Precision Castparts Corp.	2,912	479,461
priceline.com, Inc.**	1,372	702,368
QLIK Technologies, Inc.**	16,225	552,624
Qualcomm, Inc.	8,126	461,476
Riverbed Technology, Inc.**	13,087	518,114
SandRidge Energy, Inc.**	59,527	634,558
Stillwater Mining Co.**	16,041	353,062
Stratasys, Inc.**	13,463	453,703
The Coca-Cola Co.	6,984	469,953
Tidewater, Inc.	8,515	458,192
Under Armour, Inc. — A**	7,179	555,008
United Rentals, Inc.**	18,506	470,052
United Therapeutics Corp.**	7,165	394,792
Universal Display Corp.**	7,523	263,982
VeriFone Systems, Inc.**	14,526	644,228
Whole Foods Market, Inc.	10,452	663,179

		25,345,249

Canada — 2.3%
Crew Energy, Inc.**	16,072	249,966
Imax Corp.**	17,503	567,622
Silver Wheaton Corp.	6,590	217,492

		1,035,080

Bermuda — 1.0%
Golar LNG, Ltd.	13,266	462,851

Total NORTH AMERICA		26,843,180

EUROPE — 16.9%

France — 4.4%
Remy Cointreau SA	6,360	534,939
Safran SA	12,513	533,943
Sodexo	6,256	490,059
Technip SA	4,359	467,251

		2,026,192

Russia — 3.5%
Mechel — SP ADR	12,604	301,110
Sberbank RF	152,864	563,820
Uralkali — SP GDR**	16,455	739,970

		1,604,900

United Kingdom — 3.1%
ARM Holdings PLC	50,981	479,407
Diageo PLC	24,582	502,923
Petrofac, Ltd.	17,108	416,017

		1,398,347

Ireland — 1.7%
Shire PLC	25,657	802,212

Denmark — 1.6%
Novo Nordisk AS — B	5,792	725,618

Norway — 1.1%
Telenor ASA	30,077	492,219

Switzerland — 1.0%
Xstrata PLC	20,860	459,451

Germany — 0.5%
Bayerische Motoren Werke AG	2,250	224,684

Total EUROPE		7,733,623

FAR EAST — 12.9%

China — 5.6%
Baidu, Inc. — SP ADR**	3,486	488,493
Belle International Holdings, Ltd.	159,701	337,398
Focus Media Holding, Ltd. — ADR**	24,398	758,778

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Ping An Insurance Group Co. — H	51,376	$532,855
Want Want China Holdings, Ltd.	455,153	442,520

		2,560,044

Japan — 4.1%
FANUC Corp.	3,973	664,377
Komatsu, Ltd.	15,450	482,398
Makita Corp.	8,711	405,924
Sumco Corp.**	19,539	330,803

		1,883,502

India — 1.0%
ICICI Bank, Ltd. — SP ADR	9,661	476,287

Australia — 1.0%
Boart Longyear, Ltd.	105,099	452,070

South Korea — 0.6%
Hynix Semiconductor, Inc.	12,890	304,550

Singapore — 0.6%
Genting Singapore PLC**	164,221	258,916

Total FAR EAST		5,935,369

SOUTH AMERICA — 7.7%

Brazil — 4.6%
Gerdau SA — SP ADR	38,016	399,928
Itau Unibanco Holding SA — PREF ADR	20,098	473,308
OGX Petroleo e Gas Participacoes SA**	60,159	560,865
Vale SA — SP ADR	20,608	658,426

		2,092,527

Argentina — 1.9%
Banco Macro SA — ADR	8,309	313,582
MercadoLibre, Inc.	6,773	537,370

		850,952

Colombia — 1.2%
Ecopetrol SA — SP ADR	13,058	574,683

Total SOUTH AMERICA		3,518,162

Total EQUITY SECURITIES (Cost $35,983,777)		44,030,334

TOTAL INVESTMENTS (COST $35,983,777)	96.1%	$44,030,334
Other Assets In Excess Of Liabilities	3.9%	1,806,311

Net Assets	100.0%	$45,836,645

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$36,942,219

Gross Appreciation	$8,864,716
Gross Depreciation	(1,776,601)

Net Appreciation	$7,088,115

** Non-income producing security
ADR — American Depository Receipt
PREF ADR — Preferred American Depository Receipt
SP ADR — Sponsored American Depository Receipt
SP GDR — Sponsored Global Depository Receipt

Regional Weightings*

North America	58.6%
Western Europe	13.4%
Asia/Far East Ex-Japan	8.8%
South America	7.7%
Japan	4.1%
Eastern Europe	3.5%

Top Ten Holdings*

Edwards Lifesciences Corp.	1.8%
Shire PLC	1.8%
BE Aerospace, Inc.	1.7%
Focus Media Holding, Ltd. — ADR	1.7%
Uralkali — SP GDR	1.6%
Novo Nordisk AS — B	1.6%
Cameron International Corp.	1.5%
priceline.com, Inc.	1.5%
Freeport-McMoRan Copper & Gold, Inc.	1.5%
FANUC Corp.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2011.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

Percent of
Industry	Net Assets

Aerospace & Defense	3.9%
Automobiles	0.5%
Beverages	3.3%
Biotechnology	3.1%
Capital Markets	1.3%
Chemicals	1.6%
Commercial Banks	4.8%
Communications Equipment	4.9%
Computers & Peripherals	3.1%
Construction & Engineering	1.0%
Diversified Financial Services	1.0%
Diversified Telecommunication Services	1.1%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	6.3%
Food & Staples Retailing	1.4%
Food Products	2.1%
Health Care Equipment & Supplies	1.8%
Health Care Providers & Services	0.8%
Hotels, Restaurants & Leisure	3.4%
Insurance	1.2%
Internet & Catalog Retail	1.5%
Internet Software & Services	5.6%
IT Services	1.4%
Life Sciences Tools & Services	1.2%
Machinery	6.4%
Media	2.9%
Metals & Mining	7.3%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	3.3%
Semiconductors & Semiconductor Equipment	6.7%
Software	0.7%
Specialty Retail	2.1%
Textiles, Apparel & Luxury Goods	2.3%
Trading Companies & Distributors	1.0%
Wireless Telecommunication Services	1.1%
Other Assets in Excess of Liabilities	3.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 1999, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns		Since Inception				Since Inception
as of 06/30/11	1 Year	(04/27/09 - 06/30/11)	3 Years	5 Years	10 Years	(01/01/99 - 06/30/11)
Driehaus Mid Cap Growth Fund (DRMGX)[1]	44.78%	30.79%	−6.79%	6.91%	6.17%	9.35%
Russell Midcap Growth Index[2]	43.25%	33.11%	6.58%	6.28%	5.52%	5.65%

[1]	The Driehaus Mid Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Institutional Mid Cap, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1986, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Mid Cap Investors, L.P. on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Source: Russell Indices

Driehaus Mid Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 94.0%

CONSUMER DISCRETIONARY — 24.4%

Textiles, Apparel & Luxury Goods — 5.9%
Deckers Outdoor Corp.**	6,740	$594,064
Lululemon Athletica, Inc.**	4,818	538,749
Under Armour, Inc. — A**	6,712	518,905

		1,651,718

Specialty Retail — 5.6%
Dick’s Sporting Goods, Inc.**	12,890	495,621
DSW, Inc. — A**	11,224	568,047
GNC Holdings, Inc. — A**	22,603	492,971

		1,556,639

Media — 4.7%
Focus Media Holding, Ltd. — ADR**	21,863	679,939
Imax Corp.**	10,180	330,137
Scripps Networks Interactive, Inc. — A	6,449	315,227

		1,325,303

Hotels, Restaurants & Leisure — 4.2%
Arcos Dorados Holdings, Inc. — A**	19,024	401,216
Panera Bread Co. — A**	3,293	413,798
Penn National Gaming, Inc.**	9,182	370,402

		1,185,416

Internet & Catalog Retail — 3.0%
priceline.com, Inc.**	1,648	843,661

Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	2,527	280,927

Total CONSUMER DISCRETIONARY		6,843,664

INFORMATION TECHNOLOGY — 18.2%

Software — 6.1%
Check Point Software Technologies, Ltd.**	5,649	321,146
Electronic Arts, Inc.**	18,708	441,509
Informatica Corp.**	7,535	440,270
Rovi Corp.**	8,735	501,040

		1,703,965

Communications Equipment — 4.4%
Acme Packet, Inc.**	4,264	299,034
F5 Networks, Inc.**	2,964	326,781
Polycom, Inc.**	4,528	291,150
Riverbed Technology, Inc.**	8,302	328,676

		1,245,641

Semiconductors & Semiconductor Equipment — 2.7%
OmniVision Technologies, Inc.**	7,501	261,110
QLIK Technologies, Inc.**	14,387	490,021

		751,131

IT Services — 2.3%
VeriFone Systems, Inc.**	14,342	636,068

Electronic Equipment, Instruments & Components — 1.9%
IPG Photonics Corp.**	5,932	431,316
Universal Display Corp.**	2,988	104,849

		536,165

Internet Software & Services — 0.8%
Equinix, Inc.**	2,183	220,527

Total INFORMATION TECHNOLOGY		5,093,497

HEALTH CARE — 15.0%

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.**	10,832	509,429
Dendreon Corp.**	6,747	266,102
Human Genome Sciences, Inc.**	11,657	286,063
Incyte Corp., Ltd.**	14,484	274,327
Onyx Pharmaceuticals, Inc.**	6,829	241,064

		1,576,985

Health Care Technology — 2.5%
Cerner Corp.**	6,426	392,693
SXC Health Solutions Corp.**	5,294	311,922

		704,615

Health Care Providers & Services — 2.4%
HMS Holdings Corp.**	3,652	280,729
Universal Health Services, Inc. — B	7,567	389,928

		670,657

Health Care Equipment & Supplies — 2.0%
Edwards Lifesciences Corp.**	6,255	545,311

Pharmaceuticals — 1.5%
Watson Pharmaceuticals, Inc.**	6,221	427,569

Life Sciences Tools & Services — 1.0%
Illumina, Inc.**	3,607	271,066

Total HEALTH CARE		4,196,203

INDUSTRIALS — 11.4%

Machinery — 6.1%
Joy Global, Inc.	3,347	318,768
Manitowoc Co., Inc.	22,983	387,034
Robbins & Myers, Inc.	10,367	547,896

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Trinity Industries, Inc.	12,758	$444,999

		1,698,697

Aerospace & Defense — 2.2%
BE Aerospace, Inc.**	14,922	608,967

Road & Rail — 1.2%
Genesee & Wyoming, Inc. — A**	5,660	331,902

Electrical Equipment — 1.1%
Polypore International, Inc.**	4,572	310,164

Construction & Engineering — 0.8%
MasTec, Inc.**	11,994	236,522

Total INDUSTRIALS		3,186,252

CONSUMER STAPLES — 8.9%

Food Products — 3.7%
Green Mountain Coffee Roasters, Inc.**	7,688	686,231
The Hershey Co.	5,907	335,813

		1,022,044

Food & Staples Retailing — 2.5%
Safeway, Inc.	8,941	208,951
Whole Foods Market, Inc.	7,858	498,590

		707,541

Personal Products — 1.6%
Nu Skin Enterprises, Inc. — A	11,888	446,394

Beverages — 1.1%
Hansen Natural Corp.**	3,921	317,405

Total CONSUMER STAPLES		2,493,384

ENERGY — 8.7%

Oil, Gas & Consumable Fuels — 6.2%
Golar LNG, Ltd.	12,041	420,110
Patriot Coal Corp.**	11,667	259,707
Rosetta Resources, Inc.**	10,954	564,569
SandRidge Energy, Inc.**	46,774	498,611

		1,742,997

Energy Equipment & Services — 2.5%
Lufkin Industries, Inc.	1,951	167,884
McDermott International, Inc.**	12,543	248,477
Tidewater, Inc.	5,538	298,000

		714,361

Total ENERGY		2,457,358

MATERIALS — 3.9%

Metals & Mining — 2.4%
Allied Nevada Gold Corp.**	10,617	375,523
Molycorp, Inc.**	4,758	290,523

		666,046

Chemicals — 1.5%
CF Industries Holdings, Inc.	3,064	434,077

Total MATERIALS		1,100,123

FINANCIALS — 2.6%

Real Estate Investment Trusts — 1.6%
American Capital Agency Corp.	14,985	436,213

Capital Markets — 1.0%
T. Rowe Price Group, Inc.	4,872	293,976

Total FINANCIALS		730,189

TELECOMMUNICATION SERVICES — 0.9%

Wireless Telecommunication Services — 0.9%
MetroPCS Communications, Inc.**	14,958	257,427

Total TELECOMMUNICATION SERVICES		257,427

Total EQUITY SECURITIES (Cost $20,116,480)		26,358,097

TOTAL INVESTMENTS (COST $20,116,480)	94.0%	$26,358,097
Other Assets In Excess Of Liabilities	6.0%	1,670,264

Net Assets	100.0%	$28,028,361

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$20,138,070

Gross Appreciation	$6,574,521
Gross Depreciation	(354,494)

Net Appreciation	$6,220,027

** Non-income producing security
ADR — American Depository Receipt

Top Ten Holdings*

priceline.com, Inc.	3.0%
Green Mountain Coffee Roasters, Inc.	2.5%
Focus Media Holding, Ltd. — ADR	2.4%
VeriFone Systems, Inc.	2.3%
BE Aerospace, Inc.	2.2%
Deckers Outdoor Corp.	2.1%
DSW, Inc. — A	2.0%
Rosetta Resources, Inc.	2.0%
Robbins & Myers, Inc.	2.0%
Edwards Lifesciences Corp.	2.0%

*	All percentages are stated as a percent of net assets at June 30, 2011.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns		Since Inception		Since Inception
as of 06/30/11	1 Year	(04/27/09 - 06/30/11)	3 Years	(01/01/08 - 06/30/11)
Driehaus Large Cap Growth Fund (DRLGX)[1]	30.92%	20.41%	−4.67%	−4.60%
Russell 1000 Growth Index[2]	35.01%	25.81%	5.02%	1.50%

[1]	The Driehaus Large Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Large Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on January 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Source: Russell Indices

Driehaus Large Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 95.8%

INFORMATION TECHNOLOGY — 26.6%

Software — 10.2%
Check Point Software Technologies, Ltd.**	6,128	$348,376
Citrix Systems, Inc.**	3,912	312,960
Electronic Arts, Inc.**	8,940	210,984
Oracle Corp.	22,103	727,410
Rovi Corp.**	6,744	386,836
Salesforce.com, Inc.**	1,507	224,513

		2,211,079

Computers & Peripherals — 7.7%
Apple Inc.**	3,703	1,242,986
EMC Corp.**	16,117	444,023

		1,687,009

Communications Equipment — 3.6%
Alcatel-Lucent — SP ADR**	27,718	159,933
F5 Networks, Inc.**	1,531	168,793
Qualcomm, Inc.	8,172	464,088

		792,814

Internet Software & Services — 3.2%
Baidu, Inc. — SP ADR**	2,454	343,879
Google, Inc. — A**	705	356,998

		700,877

Semiconductors & Semiconductor Equipment — 1.0%
ARM Holdings PLC — SP ADR	7,361	209,273

IT Services — 0.9%
VeriFone Systems, Inc.**	4,456	197,624

Total INFORMATION TECHNOLOGY		5,798,676

CONSUMER DISCRETIONARY — 19.6%

Internet & Catalog Retail — 6.9%
Amazon.com, Inc.**	2,495	510,203
Netflix, Inc.**	1,361	357,521
priceline.com, Inc.**	1,276	653,223

		1,520,947

Hotels, Restaurants & Leisure — 6.2%
McDonald’s Corp.	7,985	673,295
Starbucks Corp.	17,062	673,778

		1,347,073

Multiline Retail — 2.0%
Nordstrom, Inc.	9,236	433,538

Media — 1.6%
Discovery Communications, Inc. — A**	8,402	344,146

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	5,289	338,126

Specialty Retail — 1.4%
Dick’s Sporting Goods, Inc.**	7,833	301,179

Total CONSUMER DISCRETIONARY		4,285,009

HEALTH CARE — 17.2%

Pharmaceuticals — 5.7%
Allergan, Inc.	3,260	271,395
Johnson & Johnson	3,747	249,250
Pfizer, Inc.	15,592	321,195
Shire PLC — ADR	4,327	407,647

		1,249,487

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.**	6,726	316,324
Biogen Idec, Inc.**	1,457	155,782
Gilead Sciences, Inc.**	6,264	259,392
Vertex Pharmaceuticals, Inc.**	4,235	220,178

		951,676

Health Care Equipment & Supplies — 3.1%
Edwards Lifesciences Corp.**	3,114	271,479
Intuitive Surgical, Inc.**	596	221,778
St. Jude Medical, Inc.	3,932	187,478

		680,735

Health Care Providers & Services — 2.1%
Express Scripts, Inc.**	3,030	163,559
Universal Health Services, Inc. — B	5,678	292,587

		456,146

Health Care Technology — 1.9%
Cerner Corp.**	6,580	402,104

Total HEALTH CARE		3,740,148

ENERGY — 11.2%

Energy Equipment & Services — 5.9%
Baker Hughes, Inc.	7,782	564,662
Cameron International Corp.**	7,264	365,307
Seadrill, Ltd.	10,049	354,529

		1,284,498

Oil, Gas & Consumable Fuels — 5.3%
Chesapeake Energy Corp.	13,277	394,194
Occidental Petroleum Corp.	2,669	277,683
Pioneer Natural Resources Co.	5,355	479,647

		1,151,524

Total ENERGY		2,436,022

CONSUMER STAPLES — 8.2%

Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	7,613	618,480
Whole Foods Market, Inc.	5,093	323,151

		941,631

Beverages — 2.2%
The Coca-Cola Co.	6,931	466,387

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Food Products — 1.7%
Green Mountain Coffee Roasters, Inc.**	1,285	$114,699
The Hershey Co.	4,618	262,533

		377,232

Total CONSUMER STAPLES		1,785,250

INDUSTRIALS — 6.2%

Machinery — 5.2%
Caterpillar, Inc.	4,464	475,237
Cummins, Inc.	3,503	362,525
PACCAR, Inc.	5,556	283,856

		1,121,618

Aerospace & Defense — 1.0%
BE Aerospace, Inc.**	5,494	224,210

Total INDUSTRIALS		1,345,828

MATERIALS — 3.1%

Chemicals — 2.2%
Potash Corp. of Saskatchewan, Inc.	8,404	478,944

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	3,880	205,252

Total MATERIALS		684,196

TELECOMMUNICATION SERVICES — 2.0%

Wireless Telecommunication Services — 2.0%
American Tower Corp. — A**	8,302	434,195

Total TELECOMMUNICATION SERVICES		434,195

FINANCIALS — 1.7%

Capital Markets — 0.9%
T. Rowe Price Group, Inc.	3,129	188,804

Diversified Financial Services — 0.8%
IntercontinentalExchange, Inc.**	1,426	177,836

Total FINANCIALS		366,640

Total EQUITY SECURITIES (Cost $16,778,338)		20,875,964

TOTAL INVESTMENTS (COST $16,778,338)	95.8%	$20,875,964
Other Assets In Excess Of Liabilities	4.2%	922,688

Net Assets	100.0%	$21,798,652

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$16,876,179

Gross Appreciation	$4,198,421
Gross Depreciation	(198,636)

Net Appreciation	$3,999,785

** Non-income producing security
ADR — American Depository Receipt
SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Apple Inc.	5.7%
Oracle Corp.	3.3%
Starbucks Corp.	3.1%
McDonald’s Corp.	3.1%
priceline.com, Inc.	3.0%
Costco Wholesale Corp.	2.8%
Baker Hughes, Inc.	2.6%
Amazon.com, Inc.	2.3%
Pioneer Natural Resources Co.	2.2%
Potash Corp. of Saskatchewan, Inc.	2.2%

*	All percentages are stated as a percent of net assets at June 30, 2011.

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities
June 30, 2011 (unaudited)

	Driehaus	Driehaus
	International	Emerging
	Discovery	Markets Growth
	Fund	Fund

ASSETS:
Investments, at cost	$236,813,788	$771,835,375

Investments, at market value	$289,316,761	$827,514,889
Foreign currency*	4,582,630	14,967,987
Cash	6,536,934	43,927,967
Receivables:
Dividends	466,128	4,775,740
Interest	—	219
Investment securities sold	4,282,997	25,766,554
Fund shares sold	256	1,903,798
Net unrealized appreciation on unsettled foreign currency transaction hedges	—	—
Prepaid expenses	18,223	9,243

TOTAL ASSETS	305,203,929	918,866,397

LIABILITIES:
Payables:
Due to custodian	—	—
Investment securities purchased	2,232,603	33,437,863
Fund shares redeemed	295,545	938,461
Net unrealized depreciation on unsettled foreign currency transaction hedges	7,209	45,418
Due to affiliates	364,959	1,065,190
Foreign taxes	—	—
Audit and tax fees	22,499	27,890
Accrued expenses	65,248	190,728

TOTAL LIABILITIES	2,988,063	35,705,550

NET ASSETS	$302,215,866	$883,160,847

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	9,849,079	27,048,830

NET ASSET VALUE	$30.68	$32.65

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2011:
Paid-in capital	$507,184,859	$744,114,353
Accumulated net investment income (loss)	(3,605,954)	(465,690)
Accumulated net realized gain (loss)	(254,255,455)	83,557,295
Unrealized net foreign exchange gain (loss)	389,443	275,375
Unrealized net appreciation (depreciation) on investments	52,502,973	55,679,514

NET ASSETS	$302,215,866	$883,160,847

*	The cost of foreign currency was $4,243,786, $14,683,837, $6,184,452, $1,007,807, $0 and $0, respectively.

Notes to Financial Statements are an integral part of these Statements.

Statements of Assets and Liabilities
June 30, 2011 (unaudited)

Driehaus	Driehaus	Driehaus	Driehaus
International	Global	Mid Cap	Large Cap
Small Cap	Growth	Growth	Growth
Growth Fund	Fund	Fund	Fund

$267,721,328	$35,983,777	$20,116,480	$16,778,338

$306,654,484	$44,030,334	$26,358,097	$20,875,964
6,281,818	1,121,276	—	—
6,928,823	—	1,792,188	1,033,106

385,710	34,008	3,218	5,461
47	—	334	—
4,746,285	1,707,255	246,099	830,070
113,700	—	12,500	—
4,481	—	—	—

277	6,293	9,676	9,684

325,115,625	46,899,166	28,422,112	22,754,285

—	433,855	—	—
8,271,596	529,712	315,748	894,020
120,235	6,377	20,000	10,000

—	—	—	—
381,319	46,990	18,682	11,445
3,463	—	—	—
21,090	19,767	22,026	22,026
69,884	25,820	17,295	18,142

8,867,587	1,062,521	393,751	955,633

$316,248,038	$45,836,645	$28,028,361	$21,798,652

30,301,211	5,177,581	1,843,791	1,576,321

$10.44	$8.85	$15.20	$13.83

$270,998,694	$34,101,357	$20,430,585	$16,741,504
(258,946)	(822,912)	(200,229)	(113,018)
6,492,843	4,397,808	1,556,388	1,072,540
82,291	113,835	—	—
38,933,156	8,046,557	6,241,617	4,097,626

$316,248,038	$45,836,645	$28,028,361	$21,798,652

Notes to Financial Statements are an integral part of these Statements.

Statements of Operations
For the six months ended June 30, 2011 (unaudited)

	Driehaus	Driehaus
	International	Emerging
	Discovery	Markets Growth
	Fund	Fund

INVESTMENT INCOME (LOSS):
Income:
Dividends*	$4,606,425	$10,588,066
Interest	—	—

Total income	4,606,425	10,588,066

Expenses:
Investment advisory fee	2,393,698	6,294,822
Administration fee	138,547	260,579
Professional fees	31,888	82,213
Audit and tax fees	28,515	33,906
Federal and state registration fees	7,867	47,563
Custodian fees	24,867	127,742
Transfer agent fees	33,111	70,571
Trustees’ fees	10,137	18,769
Chief compliance officer fees	5,156	5,156
Reports to shareholders	15,252	30,582
Interest expense	1,836	—
Miscellaneous	11,686	18,046

Total expenses	2,702,560	6,989,949

Investment advisory fees recaptured (waived)	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(10,940)	(174,876)

Net expenses	2,691,620	6,815,073

Net investment income (loss)	1,914,805	3,772,993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	32,705,060	41,421,416
Net realized foreign exchange gain (loss)**	(2,608)	(132,576)
Net change in unrealized foreign exchange gain (loss)	286,329	(576,356)
Net change in unrealized appreciation (depreciation) on investments	(30,421,904)	(33,619,998)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,566,877	7,092,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,481,682	$10,865,479

*	Dividends are net of $254,838, $1,190,644, $318,560, $19,783, $0 and $1,605 non-reclaimable foreign taxes withheld, respectively.

**	Net realized foreign exchange gain (loss) is net of $0, $484,176, $0, $0, $0 and $0 of Brazil foreign transaction tax, respectively.

Notes to Financial Statements are an integral part of these Statements.

Statements of Operations
For the six months ended June 30, 2011 (unaudited)

Driehaus	Driehaus	Driehaus	Driehaus
International	Global	Mid Cap	Large Cap
Small Cap	Growth	Growth	Growth
Growth Fund	Fund	Fund	Fund

$3,122,843	$205,185	$24,433	$84,567
—	—	1,458	411

3,122,843	205,185	25,891	84,978

2,232,879	325,651	129,211	101,827
132,634	44,883	29,193	27,790
32,552	10,365	8,454	8,186
27,107	25,783	19,526	19,526
10,848	9,967	10,052	9,969
34,946	6,691	2,560	2,868
24,882	16,140	15,854	15,727
10,976	7,675	7,248	7,224
5,156	5,156	5,156	5,156
10,310	5,945	5,463	5,414
—	1,102	—	—
10,807	7,417	6,778	6,774

2,533,097	466,775	239,495	210,461

—	43,191	(11,125)	(10,215)
—	—	(2,250)	(2,250)
(41,883)	(806)	—	—

2,491,214	509,160	226,120	197,996

631,629	(303,975)	(200,229)	(113,018)

24,177,645	2,649,507	937,962	632,868
77,793	27,304	—	—
(267,477)	28,406	—	—

(334,706)	(3,577,574)	1,761,515	(518,099)

23,653,255	(872,357)	2,699,477	114,769

$24,284,884	$(1,176,332)	$2,499,248	$1,751

Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets

	Driehaus International		Driehaus Emerging Markets
	Discovery Fund		Growth Fund
	For the six		For the six
	month period		month period
	January 1, 2011		January 1, 2011
	through	For the year	through	For the year
	June 30, 2011	ended	June 30, 2011	ended
	(unaudited)	December 31, 2010	(unaudited)	December 31, 2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,914,805	$(2,613,372)	$3,772,993	$(939,213)
Net realized gain (loss) on investments and foreign currency transactions	32,702,452	50,484,752	41,288,840	159,677,843
Net change in unrealized gain (loss) on investments and foreign currency transactions	(30,135,575)	(6,202,601)	(34,196,354)	(14,675,239)

Net increase (decrease) in net assets resulting from operations	4,481,682	41,668,779	10,865,479	144,063,391

Distributions to shareholders:
Net investment income	—	(6,325,312)	—	(15,972,778)
Capital gains	—	—	—	(72,514,637)

Total distributions to shareholders	—	(6,325,312)	—	(88,487,415)

Capital share transactions:
Proceeds from shares sold	7,179,652	14,634,310	177,452,384	278,323,660
Reinvestment of distributions	—	6,266,379	—	87,406,427
Cost of shares redeemed	(48,286,200)	(81,819,068)	(139,509,275)	(162,907,606)
Redemption fees	967	4,014	41,561	70,228

Net increase (decrease) in net assets derived from capital share transactions	(41,105,581)	(60,914,365)	37,984,670	202,892,709

Total increase (decrease) in net assets	(36,623,899)	(25,570,898)	48,850,149	258,468,685

NET ASSETS:

Beginning of period	$338,839,765	$364,410,663	$834,310,698	$575,842,013

End of period	$302,215,866	$338,839,765	$883,160,847	$834,310,698

Accumulated net investment income (loss)	$(3,605,954)	$(5,520,759)	$(465,690)	$(4,238,683)

Capital share transactions are as follows:
Shares issued	239,651	535,857	5,470,351	8,734,081
Shares reinvested	—	210,493	—	2,763,403
Shares redeemed	(1,583,196)	(2,955,630)	(4,329,055)	(5,283,366)

Net increase (decrease) from capital share transactions	(1,343,545)	(2,209,280)	1,141,296	6,214,118

Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets

Driehaus International		Driehaus Global		Driehaus Mid Cap		Driehaus Large Cap
Small Cap Growth Fund		Growth Fund		Growth Fund		Growth Fund
For the six		For the six		For the six		For the six
month period		month period		month period		month period
January 1, 2011		January 1, 2011		January 1, 2011		January 1, 2011
through	For the year	through	For the year	through	For the year	through	For the year
June 30, 2011	ended	June 30, 2011	ended	June 30, 2011	ended	June 30, 2011	ended
(unaudited)	December 31, 2010	(unaudited)	December 31, 2010	(unaudited)	December 31, 2010	(unaudited)	December 31, 2010

$631,629	$(1,608,988)	$(303,975)	$(685,936)	$(200,229)	$(210,356)	$(113,018)	$(179,882)

24,255,438	52,018,616	2,676,811	6,461,194	937,962	2,231,602	632,868	1,834,936

(602,183)	4,004,389	(3,549,168)	2,532,721	1,761,515	1,530,998	(518,099)	1,720,320

24,284,884	54,414,017	(1,176,332)	8,307,979	2,499,248	3,552,244	1,751	3,375,374

—	(1,697,404)	—	(130,775)	—	—	—	—
—	—	—	—	—	(1,227,343)	—	(969,241)

—	(1,697,404)	—	(130,775)	—	(1,227,343)	—	(969,241)

68,986,795	54,394,213	7,077,408	15,723,555	4,948,631	5,368,327	2,896,428	7,203,826
—	1,571,651	—	130,775	—	1,173,613	—	956,036
(35,470,574)	(51,259,574)	(12,783,135)	(11,613,598)	(992,123)	(2,115,249)	(2,268,986)	(3,272,399)
855	2,879	—	—	—	106	561	176

33,517,076	4,709,169	(5,705,727)	4,240,732	3,956,508	4,426,797	628,003	4,887,639

57,801,960	57,425,782	(6,882,059)	12,417,936	6,455,756	6,751,698	629,754	7,293,772

$258,446,078	$201,020,296	$52,718,704	$40,300,768	$21,572,605	$14,820,907	$21,168,898	$13,875,126

$316,248,038	$258,446,078	$45,836,645	$52,718,704	$28,028,361	$21,572,605	$21,798,652	$21,168,898

$(258,946)	$(890,575)	$(822,912)	$(518,937)	$(200,229)	$—	$(113,018)	$—

7,078,345	6,400,797	795,669	1,941,686	335,090	398,098	205,692	584,787
—	167,019	—	14,546	—	84,615	—	68,928
(3,532,052)	(6,109,192)	(1,469,408)	(1,415,181)	(67,017)	(180,990)	(164,353)	(280,713)

3,546,293	458,624	(673,739)	541,051	268,073	301,723	41,339	373,002

Notes to Financial Statements are an integral part of these Statements.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2011			For the year	For the year	For the year	For the year	For the year
	through			ended	ended	ended	ended	ended
	June 30, 2011			December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)			2010	2009	2008	2007	2006

Net asset value, beginning of period	$30.27			$27.19	$18.28	$41.55	$39.35	$41.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.13			(0.22)	0.00 ~	(0.06)	(0.03)	(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28			3.86	9.02	(22.85)	12.19	6.82

Total income (loss) from investment operations	0.41			3.64	9.02	(22.91)	12.16	6.61

LESS DISTRIBUTIONS:
Dividends from net investment income	—			(0.56)	(0.11)	—	(0.13)	—
Distributions from capital gains	—			—	—	(0.38)	(9.83)	(8.47)

Total distributions	—			(0.56)	(0.11)	(0.38)	(9.96)	(8.47)

Redemption fees added to paid-in capital	0.00	~		0.00 ~	0.00 ~	0.02	0.00 ~	0.01

Net asset value, end of period	$30.68			$30.27	$27.19	$18.28	$41.55	$39.35

Total Return	1.32		%**	13.47%	49.28%	(55.07)%	32.32%	16.41%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$302,216			$338,840	$364,411	$302,112	$857,041	$639,751
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.69		%*¥	1.71%	1.75%	1.65%	1.63%	1.74%
Ratio of net expenses to average net assets	1.69		%*#¥	1.70%#	1.74%#	1.64%#	1.59%#	1.68%#
Ratio of net investment income (loss) to average net assets	1.20		%*#	(0.77) %#	0.07%#	(0.07) %#	(0.28) %#	(0.50) %#
Portfolio turnover	58		%**	93%	145%	188%	218%	216%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets include interest expense of less than 0.005% for the six month period ended June 30, 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2011			For the year	For the year	For the year	For the year	For the year
	through			ended	ended	ended	ended	ended
	June 30, 2011			December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)			2010	2009	2008	2007	2006

Net asset value, beginning of period	$32.20			$29.24	$17.19	$43.45	$39.09	$28.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.15			(0.04)∧	(0.05)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30			6.84	12.09	(23.53)	16.00	11.68

Total income (loss) from investment operations	0.45			6.80	12.04	(23.61)	15.91	11.61

LESS DISTRIBUTIONS:
Dividends from net investment income	—			(0.69)	—	—	—	—
Distributions from capital gains	—			(3.15)	—	(2.65)	(11.56)	(0.84)

Total distributions	—			(3.84)	—	(2.65)	(11.56)	(0.84)

Redemption fees added to paid-in capital	0.00	~		0.00 ~	0.01	0.00 ~	0.01	0.03

Net asset value, end of period	$32.65			$32.20	$29.24	$17.19	$43.45	$39.09

Total Return	1.37		%**	23.56%	70.10%	(54.45)%	42.36%	41.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$883,161			$834,311	$575,842	$263,406	$958,230	$788,791
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.67		%*	1.69%	1.78%	1.77%	1.74%	1.83%
Ratio of net expenses to average net assets	1.62		%*#	1.63%#	1.75%#	1.75%#	1.69%#	1.78%#
Ratio of net investment income (loss) to average net assets	0.90		%*#	(0.15) %#	(0.30) %#	(0.19) %#	(0.22) %#	(0.32) %#
Portfolio turnover	176		%**	293%	275%	313%	165%	181%

*	Annualized

**	Not Annualized

∧	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the
	six month
	period						For the
	January 1, 2011			For the year	For the year	For the year	period
	through			ended	ended	ended	September 17, 2007
	June 30, 2011			December 31,	December 31,	December 31,	through
	(unaudited)			2010	2009	2008	December 31, 2007

Net asset value, beginning of period	$9.66			$7.64	$4.93	$11.14	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02			(0.06)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.76			2.14	2.73	(5.90)	1.84

Total income (loss) from investment operations	0.78			2.08	2.71	(5.91)	1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	—			(0.06)	—	(0.01)	(0.10)
Distributions from capital gains	—			—	—	(0.29)	(0.61)

Total distributions	—			(0.06)	—	(0.30)	(0.71)

Redemption fees added to paid-in capital	0.00	~		0.00 ~	0.00 ~	0.00 ~	0.03

Net asset value, end of period	$10.44			$9.66	$7.64	$4.93	$11.14

Total Return	8.08		%**	27.13%	55.17%	(53.12)%	18.88	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$316,248			$258,446	$201,020	$111,446	$143,364
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.70		%*	1.75%	1.87%	1.88%	1.94	%*
Ratio of net expenses to average net assets	1.67		%*#	1.72%+#	1.85%+#	1.83%+#	1.90	%*+#
Ratio of net investment income (loss) to average net assets	0.42		%*#	(0.76) %+#	(0.54) %+#	(0.71) %+#	(0.83)	%*+#
Portfolio turnover	158		%**	298%	265%	271%	100	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Financial Highlights

	For the
	six month				For the
	period				period
	January 1, 2011		For the year	For the year	May 1, 2008
	through		ended	ended	through
	June 30, 2011		December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008

Net asset value, beginning of period	$9.01		$7.59	$4.98	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.11)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)		1.55	2.66	(5.00)

Total income (loss) from investment operations	(0.16)		1.44	2.61	(5.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.02)	—	—
Distributions from capital gains	—		—	—	—

Total distributions	—		(0.02)	—	—

Redemption fees added to paid-in capital	—		—	0.00 ~	0.00 ~

Net asset value, end of period	$8.85		$9.01	$7.59	$4.98

Total Return	(1.78)	%**	19.00%	52.41%	(50.20)	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$45,837		$52,719	$40,301	$14,557
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.79	%*¥	1.81%	2.34%	3.94	%*
Ratio of net expenses to average net assets	1.95	%*+#¥	2.00%+#	2.00%+#	2.00	%*+#
Ratio of net investment income (loss) to average net assets	(1.17)	%*+#	(1.37) %+#	(1.09) %+#	(0.86)	%*+#
Portfolio turnover	79	%**	145%	119%	74	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and/or recapture, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets include interest exense of less than 0.005% for the six month period ended June 30, 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Financial Highlights

	For the
	six month
	period			For the
	January 1, 2011		For the year	period
	through		Ended	April 27, 2009
	June 30, 2011		December 31,	through
	(unaudited)		2010	December 31, 2009

Net asset value, beginning of period	$13.69		$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.11)		(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	1.62		3.25	2.85

Total income (loss) from investment operations	1.51		3.11	2.77

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—
Distributions from capital gains	—		(1.05)	(1.14)

Total distributions	—		(1.05)	(1.14)

Redemption fees added to paid-in capital	—		0.00 ~	0.00 ~

Net asset value, end of period	$15.20		$13.69	$11.63

Total Return	11.03	%**	26.59%	27.66	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$28,028		$21,573	$14,821
Ratio of expenses before reimbursements and waivers to average net assets	1.85	%*	2.47%	2.82	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75	%*+
Ratio of net investment income (loss) to average net assets	(1.55)	%*+	(1.39) %+	(1.15)	%*+
Portfolio turnover	82	%**	182%	208	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Financial Highlights

	For the
	six month
	period			For the
	January 1, 2011		For the year	period
	through		Ended	April 27, 2009
	June 30, 2011		December 31,	through
	(unaudited)		2010	December 31, 2009

Net asset value, beginning of period	$13.79		$11.94	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	0.11		2.67	2.36

Total income (loss) from investment operations	0.04		2.55	2.31

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—
Distributions from capital gains	—		(0.70)	(0.37)

Total distributions	—		(0.70)	(0.37)

Redemption fees added to paid-in capital	0.00 ~		0.00 ~	0.00 ~

Net asset value, end of period	$13.83		$13.79	$11.94

Total Return	0.29	%**	21.36%	23.14	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$21,799		$21,169	$13,875
Ratio of expenses before reimbursements and waivers to average net assets	1.86	%*	2.28%	2.72	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75	%*+
Ratio of net investment loss to average net assets	(1.00)	%*+	(1.12) %+	(0.67)	%*+
Portfolio turnover	77	%**	140%	142	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The six series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Global Growth Fund	05/01/08
Driehaus Mid Cap Growth Fund	04/27/09
Driehaus Large Cap Growth Fund	04/27/09

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

Driehaus Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Large Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year End

The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities are valued at the last sale price as of the close of the primary exchange or other designated time and are generally considered level 1 in the hierarchy described below. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2011 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	June 30, 2011	Price	Input	Input

Driehaus International Discovery Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$37,621,514	$37,621,514	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil and Canada	19,248,171	19,248,171	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: Australia, China, Denmark, Finland, France, Germany, India, Indonesia, Ireland, Italy, Japan, Norway, Philippines, Portugal, Russia, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan and the United Kingdom	232,447,076	8,304,324	224,142,752	—

Total Investments	$289,316,761	$65,174,009	$224,142,752	$—

Driehaus Emerging Markets Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$40,581,135	$40,581,135	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil, Canada, Chile and Mexico	148,993,622	148,993,622	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: China, Finland, India, Indonesia, Luxembourg, Malaysia, Philippines, Poland, Portugal, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Kingdom	637,940,132	—	637,940,132	—

Total Investments	$827,514,889	$189,574,757	$637,940,132	$—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	June 30, 2011	Price	Input	Input

Driehaus International Small Cap Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$7,012,984	$7,012,984	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil, Canada and Mexico	39,897,409	39,897,409	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: Australia, China, Denmark, Finland, France, Germany, Indonesia, Italy, Ireland, Japan, Malaysia, Netherlands, Norway, Singapore, South Korea, Spain, Switzerland, Taiwan, Turkey and the United Kingdom	259,744,091	21,248,732	238,495,359	—

Total Investments	$306,654,484	$68,159,125	$238,495,359	$—

Driehaus Global Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$31,357,687	$31,357,687	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil and Canada	1,028,323	1,028,323	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: Australia, China, Denmark, France, Germany, Ireland, Japan, Norway, Russia, Singapore South Korea, Switzerland and the United Kingdom	11,644,324	—	11,644,324	—

Total Investments	$44,030,334	$32,386,010	$11,644,324	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$26,358,097	$26,358,097	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$20,875,964	$20,875,964	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2009, 2008 and 2007 remain open to Federal and state audit. As of June 30, 2011, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2010, reclassifications were recorded to undistributed net investment income, undistributed net realized foreign exchange loss and undistributed net realized gain for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and capital loss carryforwards expiring. Results of operations and net assets were not affected by these reclassifications.

During the year ended December 31, 2010, Driehaus International Discovery Fund utilized $48,375,870 of capital loss carryforwards and as of December 31, 2010, had capital loss carryforwards of $7,319,729 expiring in 2015, $167,115,441 expiring in 2016 and $109,113,076 expiring in 2017. During the year ended December 31, 2010, Driehaus Emerging Markets Growth Fund utilized $27,303,673 of capital loss carryforwards and as of December 31, 2010, the Fund had no capital loss carryforwards. During the year ended December 31, 2010, Driehaus International Small Cap Growth Fund utilized $50,673,162 of capital loss carryforwards and as of December 31, 2010, had capital loss carryforwards of $16,816,716 expiring in 2017. During the year ended December 31, 2010, Driehaus Global Growth Fund utilized $3,794,044 of capital loss carryforwards and as of December 31, 2010, the Fund had no capital loss carryforwards. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforwards subject to the limitations described below. For the year ended December 31, 2010, none of the Funds had any realized post-October capital losses. Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund realized post-October foreign currency losses of $22,455, $931,687, $152,540 and $4,374, respectively, which were deferred for tax purposes and were recognized on January 1, 2011.

Included in the capital loss carryforward amounts stated above are capital losses that Driehaus International Discovery Fund inherited from its merger with Driehaus International Equity Yield Fund on September 19, 2008 of approximately $7,319,729, which may be applied against any realized net taxable capital gains in future years. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use these capital loss carryforwards.

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2011.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

		Driehaus	Driehaus
	Driehaus	Emerging	International	Driehaus	Driehaus	Driehaus
	International	Markets	Small Cap	Global	Mid Cap	Large Cap
	Discovery	Growth	Growth	Growth	Growth	Growth
Distributions paid from:	Fund	Fund	Fund	Fund	Fund	Fund

Ordinary income	$6,325,312	$62,595,686	$1,697,404	$130,742	$440,656	$1,652
Net long-term capital gain	—	25,891,729	—	33	786,687	967,589

Total distributions paid	$6,325,312	$88,487,415	$1,697,404	$130,775	$1,227,343	$969,241

The tax character of distributions paid during the fiscal year ended December 31, 2009 was as follows:

		Driehaus	Driehaus
	Driehaus	Emerging	International	Driehaus	Driehaus	Driehaus
	International	Markets	Small Cap	Global	Mid Cap	Large Cap
	Discovery	Growth	Growth	Growth	Growth	Growth
Distributions paid from:	Fund	Fund	Fund	Fund	Fund	Fund

Ordinary income	$1,485,266	$—	$—	$—	$1,276,530	$305,345
Net long-term capital gain	—	—	—	—	46,517	130,930

Total distributions paid	$1,485,266	$—	$—	$—	$1,323,047	$436,275

As of December 31, 2010, the components of net assets on a tax basis were as follows:

		Driehaus	Driehaus
	Driehaus	Emerging	International	Driehaus	Driehaus	Driehaus
	International	Markets	Small Cap	Global	Mid Cap	Large Cap
	Discovery	Growth	Growth	Growth	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$—	$44,003,189	$1,347,367	$—	$253,415	$414,273
Undistributed long-term capital gain	—	1,860,551	—	2,164,876	386,601	123,240

Accumulated earnings	$—	$45,863,740	$1,347,367	$2,164,876	$640,016	$537,513
Paid-in capital	548,290,440	706,129,683	237,481,618	39,807,084	16,474,077	16,113,501
Accumulated capital and other losses	(283,570,701)	(931,687)	(16,969,256)	(4,374)	—	—
Unrealized appreciation (depreciation) on foreign currency	103,114	851,731	349,768	85,429	—	—
Unrealized appreciation on investments	74,016,912	82,397,231	36,236,581	10,665,689	4,458,512	4,517,884

Net assets	$338,839,765	$834,310,698	$258,446,078	$52,718,704	$21,572,605	$21,168,898

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions, the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items, and taxes imposed each time a Fund purchases Brazilian currency. Net unrealized foreign exchange gains and losses result

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2011.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis computed and accrued daily as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion. Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Global Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Mid Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

annual rate of 1.00% of the Fund’s average daily net assets. Driehaus Large Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.90% of the Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Emerging Markets Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until November 30, 2011. For a period of three years subsequent to December 1, 2008, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2011, the Fund did not have any fees waived by DCM. There are no previously waived fees or reimbursed expenses currently subject to recapture.

DCM has entered into an agreement to cap Driehaus Global Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until April 30, 2011. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2011, the Fund did not have any fees waived by DCM. DCM recaptured $43,191 of the Fund’s fees waived in prior years.

DCM has entered into agreements to cap Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until April 30, 2015. For a period of three years subsequent to the Funds’ commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2011, DCM waived fees for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund totaling $11,125 and $10,215, respectively, under these agreements, and the total amount of expenses still subject to recapture under the agreements are $155,276 and $122,088, respectively.

The amounts accrued and payable to DCM during the six month period ended June 30, 2011, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$2,393,698	$364,959
Driehaus Emerging Markets Growth Fund	6,294,822	1,065,190
Driehaus International Small Cap Growth Fund	2,232,879	381,319
Driehaus Global Growth Fund	325,651	46,990
Driehaus Mid Cap Growth Fund	129,211	18,682
Driehaus Large Cap Growth Fund	101,827	11,445

Certain of the Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six month period ended June 30, 2011, these arrangements reduced the expenses of Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund by $10,940 (0.4%), $174,876 (2.5%), $41,883 (1.7%) and $806 (0.2%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon receives a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Mid Cap Growth Fund and Driehaus Large Cap

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Growth Fund. For the six month period ended June 30, 2011, BNY Mellon waived $2,250 and $2,250, respectively, for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund.

C. OTHER FINANCIAL INSTRUMENTS

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. At June 30, 2011, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on spot contracts is reflected as a separate line item in the Statement of Assets and Liabilities. At June 30, 2011, the Funds’ currency transactions were limited to transaction hedges.

D. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations, for the six month period ended June 30, 2011 were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$180,789,897	$227,227,346
Driehaus Emerging Markets Growth Fund	1,444,278,932	1,415,149,463
Driehaus International Small Cap Growth Fund	488,946,297	450,282,449
Driehaus Global Growth Fund	39,668,951	45,333,436
Driehaus Mid Cap Growth Fund	26,999,124	20,294,961
Driehaus Large Cap Growth Fund	17,903,673	16,780,517

E.	RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2011, the Funds held no restricted securities.

F. LINE OF CREDIT

Effective April 1, 2010, the Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund obtained an uncommitted line of credit in the amount of $25,000,000 and the Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund obtained an uncommitted line of credit in the amount of $5,000,000. These lines of credit are available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%. The Driehaus International Discovery Fund and Driehaus Global Growth Fund utilized the line of credit during the period February 28, 2011 to March 8, 2011. The average daily loan balance outstanding on days where borrowings existed was $5,000,000 and $3,000,000, respectively, the weighted average interest rate was 1.47% and 1.47%, respectively, and the interest expense which is included on the Statement of Operations, was $1,836 and $1,102, respectively, for Driehaus International Discovery Fund and Driehaus Global Growth Fund.

G. RISKS CONCENTRATIONS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H. REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ending June 30, 2011.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000	$1,013.20	$8.44

Hypothetical (5% return before expenses)	$1,000	$1,016.41	$8.45

Driehaus Emerging Markets Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000	$1,013.70	$8.09

Hypothetical (5% return before expenses)	$1,000	$1,016.76	$8.10

Driehaus International Small Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000	$1,080.80	$8.62

Hypothetical (5% return before expenses)	$1,000	$1,016.51	$8.35

Fund Expense Examples (unaudited) — (Continued)

Driehaus Global Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000	$982.20	$9.58

Hypothetical (5% return before expenses)	$1,000	$1,015.12	$9.74

Driehaus Mid Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000	$1,110.30	$9.16

Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

Driehaus Large Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000	$1,002.90	$8.69

Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus International Discovery Fund	1.69%
Driehaus Emerging Markets Growth Fund	1.62%
Driehaus International Small Cap Growth Fund	1.67%
Driehaus Global Growth Fund	1.95%
Driehaus Mid Cap Growth Fund	1.75%
Driehaus Large Cap Growth Fund	1.75%

DRH-SAR2011

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President & Trustee

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Robert H. Gordon
Senior Vice President

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer

Diane J. Drake
Secretary

Michael P. Kailus
Assistant Secretary

William H. Wallace, III
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

UMB Fund Services, Inc.
803 W. Michigan St.
Milwaukee, WI 53233

Transfer Agent

UMB Fund Services, Inc.
803 W. Michigan St.
Milwaukee, WI 53233

Custodian

UMB Bank, n.a.
928 Grand Blvd.
Kansas City, MO 64106

Semi-Annual Report to Shareholders
June 30, 2011

Driehaus Active Income Fund
Driehaus Select Credit Fund

Distributed by:
Driehaus Securities LLC
This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Performance Overview and Schedule of Investments:
Driehaus Active Income Fund	1
Driehaus Select Credit Fund	11

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	21

Fund Expense Examples	34

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2011 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Driehaus Active Income Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/11	1 Year	3 Years	5 Years	(11/08/05 - 06/30/11)
Driehaus Active Income Fund (LCMAX)[1]	6.96%	8.89%	6.29%	6.12%
Citigroup 3-Month T-Bill Index[2]	0.14%	0.35%	1.87%	2.16%
Barclays Capital U.S. Aggregate Bond Index[3]	3.92%	6.46%	6.53%	5.96%

[1]	The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

ASSET-BACKED SECURITIES — 6.15%
Bear Stearns Asset Backed Securities Trust 0.25%, 2/25/28[2]	$5,059,377	$4,776,896
Capital Auto Receivables Asset Trust 5.21%, 3/17/14	9,387,009	9,517,676
Citigroup Mortgage Loan Trust, Inc. 0.26%, 1/25/37[2]	435,957	190,015
CNL Funding 7.65%, 6/18/14[1]	4,311,838	4,338,924
Countrywide Asset-Backed Certificates 0.43%, 4/25/34[2]	122,988	98,425
Fannie Mae REMICS 0.84%, 9/25/23[2]	21,496,096	21,712,153
Fannie Mae REMICS 0.51%, 6/25/36[2]	17,662,100	17,705,319
Freddie Mac REMICS 1.50%, 3/15/15	30,953,138	31,175,567
Freddie Mac REMICS 0.39%, 1/15/35[2]	9,425,344	9,402,450
Government National Mortgage Association 2.00%, 9/20/34	98,847,949	99,820,613
JP Morgan Alternative Loan Trust 0.25%, 3/25/37[2]	281,564	242,371
MBNA Credit Card Master Note Trust 0.43%, 9/15/14[2]	15,000,000	15,016,965
Merrill Lynch Mortgage Investors, Inc. 0.66%, 8/25/35[2]	124,929	119,934
Nissan Auto Lease Trust 2.07%, 1/15/15	3,614,926	3,622,051

Total ASSET-BACKED SECURITIES (Cost $216,149,293)		217,739,359

BANK LOANS — 7.29%
Advertising — 0.10%
Advantage Sales & Marketing LLC 9.25%, 5/29/18[2]	3,500,000	3,550,330
Auto Manufacturers — 0.99%
General Motors Holdings LLC 5.76%, 10/27/15[2]	39,000,000	35,160,840
Commercial Services — 0.83%
Altegrity, Inc. 7.75%, 2/21/15[2]	26,731,010	26,797,837
Language Line LLC 10.50%, 10/26/16[2]	2,500,000	2,531,250

		29,329,087

Electronics — 0.08%
NuSil Technology LLC 5.25%, 3/28/17[2]	2,928,814	2,922,722
Internet — 0.07%
Mood Media Corp. (Canada) 7.75%, 5/6/18[2,3]	2,500,000	2,468,750
Media — 2.12%
CMP Susquehanna Corp. 2.25%, 5/5/13[2]	75,864,332	75,092,033
Retail — 0.56%
Neiman Marcus Group, Inc. 4.75%, 5/16/18[2]	20,000,000	19,709,000
Telecommunications — 2.54%
Arinc, Inc. 6.20%, 10/26/15[2]	36,000,000	35,010,000
LightSquared LP 12.00%, 10/1/14[2]	55,745,517	53,568,097
Sorenson Communications, Inc. 6.00%, 8/16/13[2]	1,631,823	1,578,789

		90,156,886

Total BANK LOANS (Cost $260,575,843)		258,389,648

CORPORATE BONDS — 40.39%
Agriculture — 1.36%
Altria Group, Inc. 9.70%, 11/10/18	8,000,000	10,512,968
Lorillard Tobacco Co. 8.13%, 6/23/19	12,000,000	13,977,024
Lorillard Tobacco Co. 6.88%, 5/1/20	22,000,000	23,868,460

		48,358,452

Auto Parts & Equipment — 0.07%
Lear Corp. 8.13%, 3/15/20	2,313,000	2,492,258
Banks — 3.83%
Chase Capital II 0.77%, 2/1/27[2]	21,879,000	17,992,830
First Chicago NBD Institutional Capital I 0.82%, 2/1/27[2]	725,000	622,292

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

JP Morgan Chase Capital XXIII 1.26%, 5/15/47[2]	$28,000,000	$22,140,776
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	57,813,000	62,096,365
Morgan Stanley 7.30%, 5/13/19	16,000,000	18,144,416
Wells Fargo & Co. 7.98%, 3/15/18[2]	13,500,000	14,580,000

		135,576,679

Biotechnology — 0.26%
STHI Holding Corp. 8.00%, 3/15/18[1]	9,000,000	9,135,000
Chemicals — 2.13%
CF Industries, Inc. 7.13%, 5/1/20	25,395,000	29,553,431
Momentive Performance Materials, Inc. 11.50%, 12/1/16	36,240,000	38,595,600
Nalco Co. 6.63%, 1/15/19[1]	7,000,000	7,175,000

		75,324,031

Coal — 0.25%
International Coal Group, Inc. 9.13%, 4/1/18	7,100,000	8,928,250
Commercial Services — 1.74%
DynCorp International, Inc. 10.38%, 7/1/17[1]	29,927,000	30,675,175
United Rentals North America, Inc. 8.38%, 9/15/20	7,250,000	7,340,625
Wyle Services Corp. 10.50%, 4/1/18[1]	22,285,000	23,622,100

		61,637,900

Computers — 1.17%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[1,3]	25,175,000	26,433,750
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[1,3]	15,000,000	14,887,500

		41,321,250

Diversified Financial Services — 1.55%
American Express Co. 6.80%, 9/1/66[2]	38,843,000	39,911,182
JPMorgan Chase Capital XXI 1.22%, 2/2/37[2]	15,000,000	11,918,445
Textron Financial Corp. 6.00%, 2/15/67[1,2]	3,824,000	3,269,520

		55,099,147

Electric — 0.66%
Edison Mission Energy 7.00%, 5/15/17	28,700,000	23,390,500
Electronics — 0.63%
NXP BV / NXP Funding LLC (Netherlands) 3.03%, 10/15/13[2,3]	22,627,000	22,513,865
Entertainment — 1.08%
AMC Entertainment Holdings, Inc. 9.75%, 12/1/20[1]	3,000,000	3,067,500
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.63%, 4/15/16[1]	13,137,000	13,859,535
Production Resource Group, Inc. 8.88%, 5/1/19[1]	21,475,000	21,313,938

		38,240,973

Healthcare — Services — 2.12%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18[1]	14,500,000	15,007,500
Healthsouth Corp. 7.25%, 10/1/18	1,500,000	1,563,750
Healthsouth Corp. 7.75%, 9/15/22	34,250,000	36,090,937
Kindred Escrow Corp. 8.25%, 6/1/19[1]	6,750,000	6,716,250
National Mentor, Inc. 12.50%, 2/15/18[1]	15,850,000	15,850,000

		75,228,437

Household Products/Wares — 1.24%
Armored Autogroup, Inc. 9.25%, 11/1/18[1]	35,575,000	35,219,250
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18[1]	8,000,000	8,760,000

		43,979,250

Insurance — 0.98%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	30,532,500
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	7,150,000	4,254,250

		34,786,750

Iron/Steel — 1.20%
Allegheny Technologies, Inc. 9.38%, 6/1/19	13,000,000	16,471,793

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

ArcelorMittal (Luxembourg) 7.00%, 10/15/39[3]	$25,625,000	$25,909,284

		42,381,077

Leisure Time — 1.20%
Equinox Holdings, Inc. 9.50%, 2/1/16[1]	29,867,000	31,360,350
Travelport LLC 9.88%, 9/1/14	12,300,000	11,316,000

		42,676,350

Lodging — 0.22%
Hyatt Hotels Corp. 6.88%, 8/15/19[1]	7,000,000	7,811,797
Media — 0.91%
AMO Escrow Corp. 11.50%, 12/15/17[1]	948,000	1,014,360
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	600,000	652,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	2,400,000	2,616,000
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	27,230,000	27,910,750

		32,193,610

Miscellaneous Manufacturing — 1.51%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	19,475,000	20,448,750
GE Capital Trust I 6.38%, 11/15/67[2]	32,140,000	32,903,325

		53,352,075

Oil & Gas — 1.96%
Anadarko Petroleum Corp. 8.70%, 3/15/19	7,000,000	8,920,170
Tesoro Corp. 6.63%, 11/1/15	13,000,000	13,292,500
Valero Energy Corp. 6.63%, 6/15/37	7,500,000	7,819,920
Venoco, Inc. 8.88%, 2/15/19[1]	39,280,000	39,280,000

		69,312,590

Packaging & Containers — 0.14%
Graham Packaging Co. LP/GPC Capital Corp. I 9.88%, 10/15/14	5,000,000	5,131,250
Pharmaceuticals — 1.00%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	22,400,000	23,184,000
Patheon, Inc. (Canada) 8.63%, 4/15/17[1,3]	12,000,000	12,150,000

		35,334,000

Pipelines — 1.08%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	34,175,736
Oneok, Inc. 6.00%, 6/15/35	4,250,000	4,213,033

		38,388,769

Retail — 4.29%
Giraffe Acquisition Corp. 9.13%, 12/1/18[1]	29,000,000	27,260,000
Michaels Stores, Inc. 11.38%, 11/1/16	15,500,000	16,507,500
Michaels Stores, Inc. 7.75%, 11/1/18[1]	19,000,000	19,047,500
Neiman Marcus Group, Inc. 10.38%, 10/15/15	12,862,000	13,505,100
Rite Aid Corp. 6.88%, 8/15/13	8,400,000	8,158,500
Rite Aid Corp. 8.63%, 3/1/15	13,000,000	12,155,000
Rite Aid Corp. 9.38%, 12/15/15	9,000,000	8,392,500
Rite Aid Corp. 10.38%, 7/15/16	22,850,000	24,278,125
Rite Aid Corp. 9.50%, 6/15/17	18,850,000	17,200,625
Rite Aid Corp. 10.25%, 10/15/19	5,000,000	5,500,000

		152,004,850

Software — 0.98%
First Data Corp. 11.25%, 3/31/16	21,665,000	21,340,025
SSI Investments II/SSI Co .— Issuer LLC 11.13%, 6/1/18	12,000,000	13,260,000

		34,600,025

Telecommunications — 6.83%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	24,600,000	26,260,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	30,000,000	32,287,500
CommScope, Inc. 8.25%, 1/15/19[1]	35,800,000	36,874,000

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

NII Capital Corp. 7.63%, 4/1/21	$17,105,000	$17,874,725
Nortel Networks Ltd. (Canada) 0.00%, 7/15/11[2,3,5]	5,000,000	4,543,750
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	26,745,000	25,842,356
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	8,000,000	7,700,000
PAETEC Escrow Corp. 9.88%, 12/1/18[1]	29,750,000	30,828,437
PAETEC Holding Corp. 9.50%, 7/15/15	13,229,000	13,725,088
PAETEC Holding Corp. 8.88%, 6/30/17	5,323,000	5,589,150
Telcordia Technologies, Inc. 11.00%, 5/1/18[1]	32,000,000	40,400,000

		241,925,506

Total CORPORATE BONDS (Cost $1,368,071,915)		1,431,124,641

CONVERTIBLE CORPORATE BONDS — 11.57%
Auto Manufacturers — 1.85%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	65,379,562
Computers — 1.02%
SanDisk Corp. 1.50%, 8/15/17	34,100,000	36,060,750
Electrical Components & Equipment — 2.28%
SunPower Corp. 4.50%, 3/15/15	29,134,000	32,265,905
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	56,322,000	48,648,127

		80,914,032

Entertainment — 0.30%
International Game Technology 3.25%, 5/1/14	8,943,000	10,664,528
Internet — 0.66%
WebMD Health Corp. 2.25%, 3/31/16[1]	24,450,000	23,410,875
Lodging — 0.49%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	17,437,100
Miscellaneous Manufacturing — 0.84%
Eastman Kodak Co. 7.00%, 4/1/17	34,015,000	29,678,088
Real Estate Investment Trusts — 1.21%
Boston Properties LP 3.63%, 2/15/14[1]	14,000,000	15,557,500
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	20,000,000	27,125,000

		42,682,500

Semiconductors — 0.79%
ON Semiconductor Corp. 2.63%, 12/15/26	23,100,000	27,979,875
Telecommunications — 2.13%
Ixia 3.00%, 12/15/15[1]	6,000,000	6,090,000
NII Holdings, Inc. 3.13%, 6/15/12	16,625,000	16,645,781
Virgin Media, Inc. 6.50%, 11/15/16	29,550,000	52,857,563

		75,593,344

Total CONVERTIBLE CORPORATE BONDS (Cost $364,740,646)		409,800,654

U.S. GOVERNMENT AND AGENCY SECURITIES — 14.14%
Freddie Mac Non Gold Pool 2.59%, 6/1/34[2]	1,190,118	1,247,666
United States Treasury Bill 0.11%, 10/20/11	100,000,000	99,989,200
0.11%, 10/27/11	100,000,000	99,987,900
0.16%, 3/8/12	100,000,000	99,940,800
0.19%, 4/5/12	200,000,000	199,811,000

		499,728,900

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $500,705,897)		500,976,566

COMMON STOCK — 3.46%
Airlines — 0.07%
United Continental Holdings, Inc.*	118,124	2,673,146
Auto Manufacturers — 1.08%
General Motors Co.*	1,262,961	38,343,496
Auto Parts & Equipment — 1.44%
Lear Corp.	488,860	26,144,233
TRW Automotive Holdings Corp.*	419,113	24,740,240

		50,884,473

Investment Management Companies — 0.25%
Ares Capital Corp.	545,580	8,767,471
Real Estate Investment Trusts — 0.42%
Annaly Capital Management, Inc.	820,420	14,800,377
Software — 0.20%
Microsoft Corp.	280,637	7,296,562

Total COMMON STOCK (Cost $123,939,461)		122,765,525

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

CONVERTIBLE PREFERRED STOCK — 4.39%
Auto Manufacturers — 0.07%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/32[4]	475,000	$90,250
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 7/15/33[4]	11,790,650	2,240,223

		2,330,473

Banks — 2.11%
Bank of America Corp. 7.25%, 12/31/49	69,455	69,538,346
Citigroup, Inc. 7.50%, 12/15/12	45,000	5,406,750

		74,945,096

Oil & Gas — 0.05%
ATP Oil & Gas Corp. 8.00%, 12/31/49	20,000	1,837,500
Telecommunications — 2.16%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	77,793	76,528,864

Total CONVERTIBLE PREFERRED STOCK (Cost $140,994,595)		155,641,933

PREFERRED STOCKS — 4.00%
Banks — 0.28%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	400,000	9,976,000
Food — 0.87%
H.J. Heinz Finance Co. 8.00%, 7/15/13[1]	285	30,940,313
Lodging — 0.97%
Las Vegas Sands Corp. 10.00%, 11/15/11	302,404	34,200,018
Office/Business Equipment — 1.00%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	36,150	35,610,009
Telecommunications — 0.88%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	31,072,906

Total PREFERRED STOCKS (Cost $134,193,325)		141,799,246

PURCHASED CALL OPTION — 0.00%
Under Armour, Inc. — A, Exercise Price: $85.00, Expiration Date: October, 2011*	82	$34,440

Total PURCHASED CALL OPTIONS (Cost $48,462)		34,440

PURCHASED PUT OPTIONS — 0.07%
Annaly Capital Management, Inc., Exercise Price: $17.50, Expiration Date: January, 2012*	8,206	984,720
Ares Capital Corp., Exercise Price: $15.00, Expiration Date: January, 2012*	5,456	491,040
MBIA, Inc., Exercise Price: $5.00, Expiration Date: January, 2012*	3,300	115,500
MBIA, Inc., Exercise Price: $4.00, Expiration Date: January, 2012*	2,700	43,200
The Goodyear Tire & Rubber Company, Exercise Price: $10.00, Expiration Date: January, 2012*	25,183	818,447
Under Armour, Inc. — A, Exercise Price: $65.00, Expiration Date: October, 2011*	82	23,534

Total PURCHASED PUT OPTIONS (Cost $5,317,513)		2,476,441

SHORT-TERM INVESTMENTS — 12.21%
UMB Money Market Fiduciary 0.01%	432,486,836	432,486,836

Total SHORT-TERM INVESTMENTS (Cost $432,486,836)		432,486,836

WARRANTS — 1.14%
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16	1,084,514	23,208,600

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19	1,084,514	$17,276,308

Total WARRANTS (Cost $49,797,274)		40,484,908

TOTAL INVESTMENTS (Cost $3,597,021,060)	104.81%	3,713,720,197
Liabilities less Other Assets	(4.81)%	(170,566,045)

Net Assets	100.00%	$3,543,154,152

SECURITIES SOLD SHORT

CORPORATE BONDS — (0.16)%
Food — (0.16)%
BI-LO LLC / BI-LO Finance Corp. 9.25%, 2/15/19[1]	$(5,400,000)	$(5,521,500)

Total CORPORATE BONDS (Proceeds $5,623,523)		(5,521,500)

CONVERTIBLE CORPORATE BONDS — (1.09)%
Software — (1.09)%
Microsoft Corp. 0.00%, 6/15/13[1]	(37,500,000)	(38,718,750)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $38,484,990)		(38,718,750)

COMMON STOCK — (5.50)%
Airlines — (0.04)%
United Continental Holdings, Inc.*	(70,875)	(1,603,901)
Auto Manufacturers — (1.47)%
Ford Motor Co.*	(3,788,112)	(52,238,064)
Banks — (0.15)%
Bank of America Corp.	(481,650)	(5,278,884)
Computers — (0.48)%
SanDisk Corp.*	(408,686)	(16,960,469)
Electrical Components & Equipment — (0.01)%
SunPower Corp. — Cl. A*	(13,869)	(268,088)
Entertainment — (0.18)%
International Game Technology	(359,452)	$(6,319,166)
Internet — (0.13)%
WebMD Health Corp.*	(97,470)	(4,442,683)
Lodging — (0.36)%
Gaylord Entertainment Co.*	(420,600)	(12,618,000)
Miscellaneous Manufacturing — (0.25)%
Eastman Kodak Co.*	(2,436,703)	(8,723,397)
Real Estate Investment Trusts — (0.71)%
Boston Properties, Inc.	(54,802)	(5,817,780)
Host Hotels & Resorts, Inc.	(1,146,799)	(19,438,243)

		(25,256,023)

Semiconductors — (0.41)%
ON Semiconductor Corp.*	(1,397,336)	(14,630,108)
Telecommunications — (1.31)%
Ixia*	(222,657)	(2,850,010)
Virgin Media, Inc.	(1,459,971)	(43,696,932)

		(46,546,942)

Total COMMON STOCK (Proceeds $170,666,259)		(194,885,725)

Total INVESTMENT SECURITIES SOLD SHORT (Proceeds $214,774,772)	(6.75)%	$(239,125,975)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

			Pay/
			ReceiveA			Premium	Unrealized
		Notional	Fixed	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	AmountB	Rate	Rate	Date	(Received)	(Depreciation)	Credit Event	RatingC

SWAP CONTRACTS
Credit Default Swaps
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	$15,000,000	Pay	5.00%	9/20/2012	$(480,584)	$(258,109)	Bankruptcy/FTP	B
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	Pay	5.00	12/20/2012	(278,812)	6,671	Bankruptcy/FTP	B
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	11,000,000	Pay	1.00	9/20/2014	848,323	(956,808)	Bankruptcy/FTP	A-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	(1,005,442)	Bankruptcy/FTP	B
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	(821,688)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Centex Corp. 5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(270,893)	Bankruptcy/FTP	BB-
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	394,192	Bankruptcy/FTP	B
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	1,843	Bankruptcy/FTP	B
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	284,192	Bankruptcy/FTP	B
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	89,334	Bankruptcy/FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	7,830,000	Pay	5.00	12/20/2013	2,158,144	(2,657,391)	Bankruptcy/FTP	CCC
Goldman Sachs	Dow Jones CDX NA Investment Grade Series 8 Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	34,506	Bankruptcy/FTP	BBB
Goldman Sachs	Eastman Kodak Co.D 7.25%, 11/15/13	15,000,000	Pay	5.00	9/20/2014	3,000,000	(322,917)	Bankruptcy/FTP	CCC
Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	15,000,000	Receive	5.00	9/20/2016	(4,200,000)	142,923	Bankruptcy/FTP	CCC
Goldman Sachs	Enbridge Energy, L.P. 4.75%, 6/1/13	10,000,000	Pay	1.00	6/20/2015	56,732	(183,142)	Bankruptcy/FTP	BBB
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	5,000,000	Pay	5.00	6/20/2016	350,000	46,774	Bankruptcy/FTP	B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	95,207	Bankruptcy/FTP	BBB
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	2,074	Bankruptcy/FTP	B
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	—	46,186	Bankruptcy/FTP	B

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

			Pay/
			ReceiveA			Premium	Unrealized
		Notional	Fixed	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	AmountB	Rate	Rate	Date	(Received)	(Depreciation)	Credit Event	RatingC

Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	$5,000,000	Pay	5.00%	6/20/2013	$700,000	$(637,805)	Bankruptcy/FTP	B
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	725,000	(662,805)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	—	(210,815)	Restructuring/ Bankruptcy/FTP	BB+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	(161,222)	Restructuring/ Bankruptcy/FTP	BB+
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	15,000,000	Pay	1.00	12/20/2015	679,159	(137,202)	Restructuring/ Bankruptcy/FTP	BB+
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(1,263,397)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	(379,842)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	15,000,000	Pay	1.00	12/20/2015	1,047,333	(142,744)	Bankruptcy/FTP	BBB
Morgan Stanley	Masco Corp. 6.13%, 10/03/16	4,500,000	Pay	1.00	3/20/2016	273,169	37,179	Bankruptcy/FTP	BBB
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	(818,684)	Bankruptcy/FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/01/12	25,000,000	Pay	1.00	3/20/2016	562,996	(351,591)	Bankruptcy/FTP	BBB+
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	(71,989)	Bankruptcy/FTP	BB
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	5,000,000	Pay	5.00	3/20/2016	475,000	65,238	Bankruptcy/FTP	B
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	5,000,000	Pay	5.00	12/20/2015	(276,094)	(202,601)	Restructuring/ Bankruptcy/FTP	BB-
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	10,000,000	Pay	5.00	3/20/2016	(694,225)	(239,599)	Bankruptcy/FTP	BB-
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	13,000,000	Pay	5.00	6/20/2016	(1,097,608)	(92,684)	Bankruptcy/FTP	BB-
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	413,363	Bankruptcy/FTP	B
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	117,740	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	3/20/2015	(257,326)	137,536	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(726,753)	Bankruptcy/FTP	BB+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	3,000,000	Pay	5.00	6/20/2015	(133,100)	(258,426)	Bankruptcy/FTP	BB+

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Active Income Fund
Schedule of Investments
June 30, 2011 (unaudited)

			Pay/
			ReceiveA			Premium	Unrealized
		Notional	Fixed	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	AmountB	Rate	Rate	Date	(Received)	(Depreciation)	Credit Event	RatingC

Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	$6,000,000	Pay	3.05%	9/20/2013	$—	$(307,749)	Bankruptcy/FTP	BBB-
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	(112,811)	Restructuring/ Bankruptcy/FTP	BBB

Total Credit Default Swaps						5,456,184	(11,340,151)

Total Swap Contracts						$5,456,184	$(11,340,151)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Standard & Poor’s corporation credit rating.

D	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

FTP=Failure to Pay

FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)

U.S. 5 Year Treasury Note	(1,312)	September 2011	$1,094,859
U.S. 10 Year Treasury Note	(3,237)	September 2011	4,807,729
U.S. 30 Year Treasury Note	(979)	September 2011	2,886,482

Total Futures Contracts			$8,789,070

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Select Credit Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Since Inception
Average Annual Total Returns as of 06/30/11	(09/30/10 - 06/30/11)
Driehaus Select Credit Fund (DRSLX)[1]	6.37%
Citigroup 3-Month T-Bill Index[2]	0.10%
Merrill Lynch U.S. High Yield Master II Index[3]	8.15%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]	The Merrill Lynch U.S. High-Yield Bond Master II Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

11

Driehaus Select Credit Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

BANK LOANS — 9.81%
Advertising — 0.53%
Advantage Sales & Marketing LLC 9.25%, 5/29/18[2]	$500,000	$507,190
Commercial Services — 0.53%
Language Line LLC 10.50%, 10/26/16[2]	500,000	506,250
Internet — 4.14%
Mood Media Corp. (Canada)
11.00%, 9/24/18[2,3]	4,000,000	3,945,000
Retail — 3.08%
Targus Group International 11.00%, 5/24/16	3,000,000	2,940,000
Telecommunications — 1.53%
Arinc, Inc. 6.20%, 10/26/15[2]	1,500,000	1,458,750

Total BANK LOANS (Cost $9,371,687)		9,357,190

CORPORATE BONDS — 50.01%
Agriculture — 4.05%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	3,830,000	3,863,513
Banks — 3.39%
ABN Amro North American Holding Preferred Capital Repackage Trust I 6.52%, 12/29/49[1,2]	3,500,000	3,237,500
Commercial Services — 7.03%
DynCorp International, Inc. 10.38%, 7/1/17[1]	3,647,000	3,738,175
iPayment Holdings, Inc. 10.25%, 5/15/18[1]	3,000,000	2,962,500

		6,700,675

Electric — 1.97%
Edison Mission Energy 7.00%, 5/15/17	2,300,000	1,874,500
Entertainment — 3.32%
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.63%, 4/15/16[1]	3,000,000	3,165,000
Food — 2.79%
Dean Foods Co. 9.75%, 12/15/18[1]	2,500,000	2,656,250
Healthcare — Services — 6.55%
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18[1]	500,000	517,500
Kindred Escrow Corp. 8.25%, 6/1/19[1]	3,250,000	3,233,750
National Mentor, Inc. 12.50%, 02/15/18[1]	2,500,000	2,500,000

		6,251,250

Household Products/Wares — 3.01%
Armored Autogroup, Inc. 9.25%, 11/1/18[1]	2,900,000	2,871,000
Insurance — 1.40%
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	2,250,000	1,338,750
Iron/Steel — 2.92%
Edgen Murray Corp. 12.25%, 1/15/15	2,750,000	2,784,375
Oil & Gas — 4.19%
United Refining Co. 10.50%, 2/28/18	2,500,000	2,500,000
Venoco, Inc. 8.88%, 2/15/19[1]	1,500,000	1,500,000

		4,000,000

Pharmaceuticals — 3.91%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	3,600,000	3,726,000
Retail — 2.55%
Rite Aid Corp. 6.88%, 8/15/13	2,500,000	2,428,125
Software — 2.93%
First Data Corp. 11.25%, 3/31/16	2,835,000	2,792,475

Total CORPORATE BONDS (Cost $47,869,760)		47,689,413

CONVERTIBLE CORPORATE BONDS — 12.48%
Electrical Components & Equipment — 3.17%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	3,500,000	3,023,125
Pharmaceuticals — 0.81%
MannKind Corp. 3.75%, 12/15/13	1,355,000	770,656
Retail — 3.05%
Regis Corp. 5.00%, 7/15/14	2,400,000	2,910,000
Telecommunications — 5.45%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/40[1]	3,000,000	2,662,500
Ixia 3.00%, 12/15/15[1]	2,500,000	2,537,500

		5,200,000

Total CONVERTIBLE CORPORATE BONDS (Cost $12,830,112)		11,903,781

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Select Credit Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

COMMON STOCK — 3.98%
Auto Manufacturers — 0.29%
General Motors Co.*	9,109	$276,549
Beverages — 0.88%
Molson Coors Brewing Co., — B	18,700	836,638
Computers — 0.02%
SanDisk Corp.*	604	25,066
Investment Management Companies — 1.02%
Ares Capital Corp.	60,620	974,163
Real Estate Investment Trusts — 1.77%
Annaly Capital Management, Inc.	93,490	1,686,560

Total COMMON STOCK (Cost $3,915,472)		3,798,976

CONVERTIBLE PREFERRED STOCK — 8.09%
Auto Manufacturers — 2.58%
General Motors Co. 4.75%, 12/1/13	50,000	2,437,000
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	94,958	18,042

		2,455,042

Oil & Gas — 1.90%
ATP Oil & Gas Corp. 8.00%, 12/31/49[1]	20,000	1,815,000
Telecommunications — 3.61%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	3,500	3,443,125

Total CONVERTIBLE PREFERRED STOCK (Cost $7,779,304)		7,713,167

PREFERRED STOCKS — 2.31%
Lodging — 2.31%
Las Vegas Sands Corp. 10.00%, 11/15/11	19,500	2,205,329

TOTAL PREFERRED STOCKS (Cost $2,181,500)		2,205,329

PURCHASED CALL OPTIONS — 0.11%
Coinstar, Inc., Exercise Price: $45.00, Expiration Date: July, 2011*	70	66,500
Eastman Kodak Co., Exercise Price: $3.50, Expiration Date: July, 2011*	904	37,064
Under Armour, Inc. — A, Exercise Price: $85.00, Expiration Date: October, 2011*	9	3,780

Total PURCHASED CALL OPTIONS (Cost $68,115)		107,344

PURCHASED PUT OPTIONS — 0.22%
Annaly Capital Management, Inc., Exercise Price: $17.50, Expiration Date: January, 2012*	934	112,080
Ares Capital Corp., Exercise Price: $15.00, Expiration Date: January, 2012*	606	54,540
Coinstar, Inc., Exercise Price: $40.00, Expiration Date: July, 2011*[4]	70	—
MBIA, Inc., Exercise Price: $5.00, Expiration Date: January, 2012*	1,100	38,500
Under Armour, Inc. — A, Exercise Price: $65.00, Expiration Date: October, 2011*	9	2,583

Total PURCHASED PUT OPTIONS (Cost $411,499)		207,703

SHORT-TERM INVESTMENTS — 13.94%
UMB Money Market Fiduciary 0.01%	13,296,358	13,296,358

Total SHORT-TERM INVESTMENTS (Cost $13,296,358)		13,296,358

WARRANTS — 0.33%
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 07/10/2016	8,281	177,214
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 07/10/2019	8,281	131,916

Total WARRANTS (Cost $398,024)		309,130

TOTAL INVESTMENTS (Cost $98,121,831)	101.28%	96,588,391
Liabilities less Other Assets	(1.28)%	(1,217,164)

Net Assets	100.00%	$95,371,227

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus Select Credit Fund
Schedule of Investments
June 30, 2011 (unaudited)

	Shares,
	Principal
	Amount, or
	Number of
	Contracts	Value

SECURITIES SOLD SHORT

CORPORATE BONDS — (3.33)%
Food — (0.64)%
BI-LO LLC / BI-LO Finance Corp. 9.25%, 2/15/19[1]	$(600,000)	$(613,500)
Real Estate Management — (2.69)%
Realogy Corp. 11.50%, 4/15/17[1]	(2,500,000)	(2,562,500)

Total CORPORATE BONDS (Proceeds $3,284,523)		(3,176,000)

CONVERTIBLE CORPORATE BONDS — (3.82)%
Beverages — (2.90)%
Molson Coors Brewing Co. 2.50%, 7/30/13	(2,500,000)	(2,768,750)
Miscellaneous Manufacturing — (0.92)%
Eastman Kodak Co. 7.00%, 4/1/17	(1,000,000)	(872,500)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $3,629,217)		(3,641,250)

COMMON STOCK — (4.08)%
Banks — (0.29)%
Bank of America Corp.	(25,350)	(277,836)
Oil & Gas — (0.49)%
ATP Oil & Gas Corp.*	(30,700)	(470,017)
Retail — (1.80)%
Regis Corp.	(111,922)	(1,714,645)
Telecommunications — (1.50)%
Clearwire Corp., — A*	(63,600)	$(240,408)
Ixia*	(92,796)	(1,187,789)

		(1,428,197)

Total COMMON STOCK (Proceeds $4,462,554)		(3,890,695)

WRITTEN CALL OPTION — (0.02)%
Clearwire Corp. — A, Exercise Price: $7.50, Expiration Date: January, 2013*	(425)	(25,500)

Total WRITTEN CALL OPTION (Proceeds $30,580)		(25,500)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $11,406,874)	(11.25)%	$(10,733,445)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Select Credit Fund
Schedule of Investments
June 30, 2011 (unaudited)

			Pay/			Premium	Unrealized
		Notional	Receive(A)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Credit Event	Rating(C)

SWAP CONTRACTS
Credit Default Swaps
Morgan Stanley	Eastman Kodak Co. 7.25%, 11/15/13	$3,000,000	Pay	5.00%	6/20/2014	$420,000	$91,755	Bankruptcy/FTP	CCC
Morgan Stanley	Eastman Kodak Co. 7.25%, 11/15/13	1,000,000	Receive	5.00	9/20/2016	(280,000)	9,528	Bankruptcy/FTP	CCC
Morgan Stanley	Eastman Kodak Co. 7.25%, 11/15/13	3,000,000	Receive	5.00	6/20/2016	(660,000)	(125,382)	Bankruptcy/FTP	CCC
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	500,000	Pay	1.00	12/20/2015	39,569	(9,416)	Bankruptcy/FTP	BBB
Merrill Lynch	Masco Corp. 6.13%, 10/3/16	500,000	Pay	1.00	3/20/2016	30,352	4,131	Bankruptcy/FTP	BBB
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	1,000,000	Pay	1.00	3/20/2016	66,735	10,698	Bankruptcy/FTP	BBB

Total Credit Default Swaps						(383,344)	(18,686)

Total Swap Contracts						$(383,344)	$(18,686)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Standard & Poor’s corporation credit rating.

FTP=Failure to Pay

FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)

U.S. 5 Year Treasury Note	(4)	September 2011	$3,368
U.S. 10 Year Treasury Note	(35)	September 2011	56,731
U.S. 30 Year Treasury Note	(3)	September 2011	8,807

Total Futures Contracts			$68,906

Notes to Financial Statements are an integral part of this Schedule.

15

Statements of Assets and Liabilities
June 30, 2011 (unaudited)

	Driehaus	Driehaus
	Active Income	Select Credit
	Fund	Fund

ASSETS:
Investment securities, at fair value (cost $3,591,655,085 and $97,642,217, respectively)	$3,711,209,316	$96,273,344
Purchased options, at fair value (cost $5,365,975 and $479,614, respectively)	2,510,881	315,047
Unrealized appreciation on open swap contracts	1,914,958	116,112
Premiums paid on open swap contracts	14,591,965	556,656
Cash	458,353	—
Collateral held at custodian for the benefit of brokers	131,835,965	9,409,367
Receivable for investment securities sold	58,249,720	69,055
Receivable for capital stock sold	7,383,893	332,065
Receivable for interest and dividends	30,658,857	1,481,142
Receivable for variation margin	2,588,909	20,859
Prepaid expenses	169,242	14,673

TOTAL ASSETS	3,961,572,059	108,588,320

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $214,774,772 and $11,376,294, respectively)	239,125,975	10,707,945
Written options outstanding, at fair value (premiums received $0 and $30,580, respectively)	—	25,500
Unrealized depreciation on open swap contracts	13,255,109	134,798
Premiums received on open swap contracts	9,135,781	940,000
Payable for capital stock redeemed	5,367,789	9,797
Payable for investment securities purchased	148,741,990	1,131,551
Payable for interest and dividends on securities sold short	322,382	127,226
Accrued investment advisory fees	1,540,014	56,995
Accrued shareholder services plan fees	534,121	9,003
Accrued administration and accounting fees	94,658	5,097
Accrued trustees’ fees	10,257	2,860
Accrued expenses	289,831	66,321

TOTAL LIABILITIES	418,417,907	13,217,093

NET ASSETS	$3,543,154,152	$95,371,227

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	319,130,363	9,175,870

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.10	$10.39

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2011:
Paid-in-capital	$3,514,252,695	$95,334,515
Undistributed net investment income	11,803,919	97,274
Undistributed net realized gain (loss) on investments, futures and swap contracts	(72,699,315)	749,229
Net unrealized appreciation (depreciation) on:
Investments	119,554,231	(1,368,873)
Purchased options	(2,855,094)	(164,567)
Securities sold short	(24,351,203)	668,349
Written options	—	5,080
Futures contracts	8,789,070	68,906
Swap contracts	(11,340,151)	(18,686)

NET ASSETS	$3,543,154,152	$95,371,227

Notes to Financial Statements are an integral part of these Statements.

16

Statements of Operations
For the six months ended June 30, 2011 (unaudited)

	Driehaus	Driehaus
	Active Income	Select Credit
	Fund	Fund

INVESTMENT INCOME:
Interest income	$54,867,370	$1,432,727
Dividend income	10,259,266	353,071

Total investment income	65,126,636	1,785,798

Expenses:
Investment advisory fees	8,078,138	213,519
Shareholder services plan fees	2,508,452	17,936
Custody fees	672,730	29,082
Administration and fund accounting fees	534,448	24,235
Transfer agent fees and expenses	140,969	10,553
Federal and state registration fees	73,903	19,475
Reports to shareholders	54,330	10,546
Trustees’ fees	36,162	6,854
Audit and tax fees	30,529	26,692
Legal fees	26,786	6,563
Chief compliance officer fees	5,612	5,614
Miscellaneous	73,322	9,791
Interest on short positions	2,379,743	112,757
Dividends on short positions	328,824	—
Interest expense	268,145	6,972

Total expenses	15,212,093	500,589

Investment advisory fees recaptured	—	62,523

Net expenses	15,212,093	563,112

Net investment income	49,914,543	1,222,686

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	15,618,254	1,083,120
Purchased options	(12,099,652)	121,535
Securities sold short	(10,729,382)	131,956
Written options	1,645,800	29,540
Futures contracts	(28,642,107)	(172,631)
Swap contracts	(3,936,432)	172

Total realized gain (loss) on investments	(38,143,519)	1,193,692

Change in net unrealized appreciation (depreciation) on:
Investments	(13,913,883)	(1,721,564)
Purchased options	5,293,382	(726,017)
Short positions	26,805,112	693,109
Written options	—	5,080
Futures contracts	9,073,724	70,956
Swap contracts	465,225	(7,940)

Total change in net unrealized appreciation (depreciation) on investments	27,723,560	(1,686,376)

Net realized and unrealized loss on investments	(10,419,959)	(492,684)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,494,584	$730,002

Notes to Financial Statements are an integral part of these Statements.

17

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Credit Fund
	Six Months		Six Months	September 30,
	Ended		Ended	2010*
	June 30,	Year Ended	June 30,	to
	2011	December 31,	2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010

Operations:
Net investment income	$49,914,543	$57,491,093	$1,222,686	$88,731
Net realized gain (loss) on investments	(38,143,519)	55,564,015	1,193,692	(370,626)
Net change in unrealized appreciation (depreciation) on investments	27,723,560	(20,133,268)	(1,686,376)	876,585

Net increase in net assets resulting from operations	39,494,584	92,921,840	730,002	594,690

Distributions:
Net investment income	(46,105,006)	(50,500,194)	(1,135,991)	(122,175)
Net capital gains	—	(11,667,411)	—	(48,949)

Total distributions	(46,105,006)	(62,167,605)	(1,135,991)	(171,124)

Capital share transactions:
Proceeds from shares sold	1,740,582,476	1,656,262,651	77,225,048	23,097,012
Reinvested distributions	40,102,725	57,722,879	1,063,842	170,921
Cost of shares redeemed	(413,982,967)	(821,391,429)	(6,150,716)	(52,457)

Net increase from capital transactions	1,366,702,234	892,594,101	72,138,174	23,215,476

Total increase in net assets	1,360,091,812	923,348,336	71,732,185	23,639,042

NET ASSETS:

Beginning of period	$2,183,062,340	$1,259,714,004	$23,639,042	$—

End of period	$3,543,154,152	$2,183,062,340	$95,371,227	$23,639,042

Undistributed net investment income	$11,803,919	$7,994,791	$97,274	$10,579

Capital share transactions in shares:
Shares sold	154,849,109	150,264,703	7,359,285	2,292,712
Reinvested distributions	3,609,880	5,238,011	102,598	16,692
Shares redeemed	(36,859,164)	(74,511,512)	(590,297)	(5,120)

Net increase	121,599,825	80,991,202	6,871,586	2,304,284

*	Fund commenced operations on September 30, 2010.

Notes to Financial Statements are an integral part of these Statements.

18

Driehaus Active Income Fund
Financial Highlights

	For the
	six month						For the
	period		For the				period
	January 1,		period ended				ended
	2011		October 1,				November 8,
	through	For the	2009**	For the	For the	For the	2005*
	June 30,	year ended	through	year ended	year ended	year ended	through
	2011	December 31,	December 31,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2010	2009	2009	2008	2007	2006

Net asset value, beginning of period	$11.05	$10.81	$12.12	$10.17	$10.25	$10.37	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.36	0.09	0.38	0.23	0.40	0.23
Net realized and unrealized gain/(loss) on investments	0.02	0.20	0.26	1.61	(0.24)	(0.21)	0.18

Total from investment operations	0.21	0.56	0.35	1.99	(0.01)	(0.19)	0.41

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.16)	(0.26)	(1.66)	(0.04)	(0.04)	(0.31)	(0.04)
Tax return of capital	—	—	—	—	(0.03)	—	—
Net realized gains	—	(0.06)	—	—	—	—	—

Total distributions	(0.16)	(0.32)	(1.66)	(0.04)	(0.07)	(0.31)	(0.04)

Net asset value, end of period	$11.10	$11.05	$10.81	$12.12	$10.17	$10.25	$10.37

Total Return	1.88%[1]	5.18%	2.87%[1]	19.66%	(0.13)%	1.88%	4.16%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$3,543,154	$2,183,062	$1,259,714	$1,036,182	$487,110	$191,949	$93,604
Ratio of total expenses to average net assets less waivers	1.04%[2,3]	1.79%[5]	1.99%[2,7]	1.96%[9]	1.45%[11]	1.17%[13]	0.95	% [2]
Ratio of total expenses to average net assets before waivers	1.04%[2,3]	1.79%[5]	1.99%[2,7]	1.96%[9]	1.45%[11]	1.17%[13]	0.98	% [2]
Ratio of net investment income to average net assets, net of waivers	3.40%[2,4]	3.24%[6]	2.85%[2,8]	3.52%[10]	2.54%[12]	3.86%[14]	3.48	% [2]
Ratio of net investment income to average net assets, before waivers	3.40%[2,4]	3.24%[6]	2.85%[2,8]	3.52%[10]	2.54%[12]	3.86%[14]	3.45	% [2]
Portfolio turnover rate	23%[1]	51%	7%[1]	150%	387%	495%	363%[1]

*	Inception

**	Fiscal year end change to December 31.

[1]	Not annualized.

[2]	Annualized.

[3]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.83%.

[4]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.60%.

[5]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.92%.

[6]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.12%.

[7]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.96%.

[8]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.88%.

[9]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[10]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.56%.

[11]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

[12]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

[13]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

[14]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

Notes to Financial Statements are an integral part of this Schedule.

19

Driehaus Select Credit Fund
Financial Highlights

	For the
	six month	For the
	period	period ended
	January 1,	September 30,
	2011 through	2010* through
	June 30, 2011	December 31,
	(Unaudited)	2010

Net asset value, beginning of period	$10.26	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.05
Net realized and unrealized gain/(loss) on investments	0.24	0.29

Total from investment operations	0.29	0.34

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.16)	(0.06)
Tax return of capital	—	—
Net realized gains	—	(0.02)

Total distributions	(0.16)	(0.08)

Net asset value, end of period	$10.39	$10.26

Total Return	2.84%[1]	3.43%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$95,371	$23,639
Ratio of total expenses to average net assets including waivers and recapture	2.11%[2,3]	2.15%[2,5]
Ratio of total expenses to average net assets before waivers and recapture	1.88%[2,3]	3.54%[2,5]
Ratio of net investment income to average net assets, including of waivers and recapture	4.58%[2,4]	1.98%[2,6]
Ratio of net investment income to average net assets, before waivers and recapture	4.81%[2,4]	0.59%[2,6]
Portfolio turnover rate	76%[1]	52%[1]

*	Fund commenced operations on September 30, 2010.

[1]	Not annualized.

[2]	Annualized.

[3]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.66%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.43%.

[4]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, including recapture, was 5.03%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before recapture was 5.27%.

[5]	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, less waivers, was 1.75%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before waivers was 3.14%.

[6]	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, less waivers, was 2.38%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before waivers was 0.99%.

Notes to Financial Statements are an integral part of this Schedule.

20

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Select Credit Fund (the “Select Credit Fund” and, together with the Active Income Fund, the “Funds”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and are generally classified as level 2.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 — quoted prices for active markets for identical securities

• Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the six months ended June 30, 2011, there were no significant transfers

21

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

between levels for the Active Income Fund or Select Credit Fund. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2011:

Assets	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$217,739,359	$—	$217,739,359
Bank Loans	—	258,389,648	—	258,389,648
Common Stocks
Airlines	2,673,146	—	—	2,673,146
Auto Manufacturers	38,343,496	—	—	38,343,496
Auto Parts & Equipment	50,884,473	—	—	50,884,473
Investment Management Companies	8,767,471	—	—	8,767,471
Real Estate Investment Trusts	14,800,377	—	—	14,800,377
Software	7,296,562	—	—	7,296,562
Convertible Corporate Bonds	—	409,800,654	—	409,800,654
Convertible Preferred Stocks
Auto Manufacturers	—	2,330,473	—	2,330,473
Banks	74,945,096	—	—	74,945,096
Oil & Gas	—	1,837,500	—	1,837,500
Telecommunications	76,528,864	—	—	76,528,864
Corporate Bonds	23,390,500	1,407,734,141	—	1,431,124,641
Demand Deposit	432,486,836	—	—	432,486,836
Preferred Stocks
Banks	9,976,000	—	—	9,976,000
Food	—	30,940,313	—	30,940,313
Lodging	—	34,200,018	—	34,200,018
Office/Business Equipment	—	35,610,009	—	35,610,009
Telecommunications	—	31,072,906	—	31,072,906
Purchased Call Options	34,440	—	—	34,440
Purchased Put Options	2,476,441	—	—	2,476,441
U.S. Government And Agency Securities	—	500,976,566	—	500,976,566
Warrants	40,484,908	—	—	40,484,908

Total	$783,088,610	$2,930,631,587	$—	$3,713,720,197

22

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks
Airlines	$(1,603,901)	$—	$—	$(1,603,901)
Auto Manufacturers	(52,238,064)	—	—	(52,238,064)
Banks	(5,278,884)	—	—	(5,278,884)
Computers	(16,960,469)	—	—	(16,960,469)
Electrical Components & Equipment	(268,088)	—	—	(268,088)
Entertainment	(6,319,166)	—	—	(6,319,166)
Internet	(4,442,683)	—	—	(4,442,683)
Lodging	(12,618,000)	—	—	(12,618,000)
Miscellaneous Manufacturing	(8,723,397)	—	—	(8,723,397)
Real Estate Investment Trusts	(25,256,023)	—	—	(25,256,023)
Semiconductors	(14,630,108)	—	—	(14,630,108)
Telecommunications	(46,546,942)	—	—	(46,546,942)
Convertible Corporate Bonds	—	(38,718,750)	—	(38,718,750)
Corporate Bonds	—	(5,521,500)	—	(5,521,500)

Total	$(194,885,725)	$(44,240,250)	$—	$(239,125,975)

Other Financial Instruments*
Credit Default Swaps	$—	$(5,883,967)	$—	$(5,883,967)
Futures Contracts	(8,789,070)	—	—	(8,789,070)

Total Swap and Futures Contracts	$(8,789,070)	$(5,883,967)	$—	$(14,673,037)

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of June 30, 2011:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$9,357,190	$—	$9,357,190
Common Stocks
Auto Manufacturers	276,549	—	—	276,549
Beverages	836,638	—	—	836,638
Computers	25,066	—	—	25,066
Investment Management Companies	974,163	—	—	974,163
Real Estate Investment Trusts	1,686,560	—	—	1,686,560
Convertible Corporate Bonds	—	11,903,781	—	11,903,781
Convertible Preferred Stocks
Auto Manufacturers	2,437,000	18,042	—	2,455,042
Oil & Gas	—	1,815,000	—	1,815,000
Telecommunications	3,443,125	—	—	3,443,125
Corporate Bonds	1,874,500	45,814,913	—	47,689,413
Preferred Stocks
Lodging	—	2,205,329	—	2,205,329
Purchased Call Options	107,344	—	—	107,344
Purchased Put Options	207,703	—	—	207,703
Demand Deposit	13,296,358	—	—	13,296,358
Warrants	309,130	—	—	309,130

Total	$25,474,136	$71,114,255	—	$96,588,391

23

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$(277,836)	$—	$—	$(277,836)
Oil & Gas	(470,017)	—	—	(470,017)
Retail	(1,714,645)	—	—	(1,714,645)
Telecommunications	(1,428,197)	—	—	(1,428,197)
Convertible Corporate Bonds	—	(3,641,250)	—	(3,641,250)
Corporate Bonds	—	(3,176,000)	—	(3,176,000)
Written Call Options	(25,500)	—	—	(25,500)

Total	$(3,916,195)	$(6,817,250)	$—	$(10,733,445)

Other Financial Instruments*
Credit Default Swaps	$—	$(402,030)	$—	$(402,030)
Futures Contracts	68,906	—	—	68,906

Total Swap and Futures Contracts	$68,906	$(402,030)	$—	$(333,124)

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board’s (“FASB”) “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2011. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax years ended September 30, 2007, September 30, 2008, September 30, 2009, December 31, 2009, and December 31, 2010 remain subject to examination by taxing authorities.

24

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

At June 30, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

	Active	Select
	Income	Credit
	Fund	Fund

Cost of investments	$3,632,467,320	$98,121,831

Gross unrealized appreciation	$120,683,682	$830,464
Gross unrealized depreciation	(39,430,805)	(2,363,904)

Net unrealized appreciation/(depreciation) on Investments	$81,252,877	$(1,533,440)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid were as follows:

Active Income Fund

	January 1, 2010	October 1, 2009	October 1, 2008
	to	to	to
Distributions paid from:	December 31, 2010	December 31, 2009	September 30, 2009

Ordinary income	$62,167,605	$166,733,165	$2,850,202

Total distributions paid	$62,167,605	$166,733,165	$2,850,202

Select Credit Fund

October 1, 2010
to
Distributions paid from:	December 31, 2010
Ordinary income	$171,124

Total distributions paid	$171,124

As of December 31, 2010, the components of accumulated earnings (deficit) were as follows:

	Active	Select
	Income	Credit
	Fund	Fund

Undistributed ordinary income	$911,353	$
Undistributed long-term capital gains	—	—

Accumulated earnings	911,353	—
Accumulated capital and other losses	—	—
Unrealized appreciation/(depreciation)	86,849,682	914,141

Total accumulated earnings/(deficit)	$87,761,035	$914,141

Distributions to Shareholders

The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Funds may periodically make reclassifications among certain income

25

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment in the timing of recognition of certain gains and losses in security transactions. Prior to January 1, 2010, the Active Income Fund elected treatment as a trader in securities and marked to market its portfolio of securities held at the end of each taxable year for income tax reporting purposes. The Active Income Fund no longer marks to market its portfolio securities at the end of each year.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund had no portfolio hedges during the period January 1, 2011 through June 30, 2011. The Select Credit Fund had no portfolio hedges during the period January 1, 2011 through June 30, 2011.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between the U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

26

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured bridge loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund has available with the custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior bridge loan commitments. At June 30, 2011, the Active Income Fund had unfunded senior bridge loan commitments of $25,000,000.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2011, there were no such outstanding senior loan participation commitments in the Funds.

B.	INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in

27

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2011, the Funds had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of June 30, 2011, the Funds had outstanding futures contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

28

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2011 through June 30, 2011, were as follows:

	Number of	Premium
Active Income Fund	Contracts	Amount

Options outstanding at December 31, 2010	—	$—
Options written	1,950	2,139,150
Options closed	(1,950)	(2,139,150)
Options expired	—	—

Options outstanding at June 30, 2011	—	$—

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2011 through June 30, 2011, were as follows:

	Number of	Premium
Select Credit Fund	Contracts	Amount

Options outstanding at December 31, 2010	—	$—
Options written	460	68,975
Options closed	(35)	(38,395)
Options expired	—	—

Options outstanding at June 30, 2011	425	$30,580

The Funds may also purchase put and call options.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2011, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

29

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2011:

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Risk exposure category	location	Fair value	location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$1,914,958	Unrealized depreciation on open swap contracts	$13,255,109

Equity contracts	Purchased options, at fair value	2,510,881	N/A	N/A

Futures contracts*	N/A	8,789,070	N/A	N/A

Total		$13,214,909		$13,255,109

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

Only current day’s varation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Select Credit Fund’s derivative contracts by primary risk exposure as of June 30, 2011:

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Risk exposure category	location	Fair value	location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$116,112	Unrealized depreciation on open swap contracts	$134,798

Equity contracts	Purchased options, at fair value	315,047	Written options outstanding, at fair value	25,500

Futures contracts*	N/A	68,906	N/A	N/A

Total		$500,065		$160,298

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

Only current day’s varation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the Active Income Fund’s realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2011 through June 30, 2011:

	Amount of realized gain/(loss) on derivatives
	Purchased	Written	Futures	Swap
Risk exposure category	Options	Options	Contracts	Contracts	Total

Credit contracts	$—	$—	$(28,642,107)	$(3,936,432)	$(32,578,539)
Equity contracts	(12,099,652)	1,645,800	—	—	(10,453,852)

Total	$(12,099,652)	$1,645,800	$(28,642,107)	$(3,936,432)	$(43,032,391)

The following table sets forth the Select Credit Fund’s realized gain/losses by primary risk exposure and by type of derivative contract for the period January 1, 2011 through June 30, 2011:

	Amount of realized gain/(loss) on derivatives
	Purchased	Written	Futures	Swap
Risk exposure category	Options	Options	Contracts	Contracts	Total

Credit contracts	$—	$—	$(172,631)	$172	$(172,459)
Equity contracts	121,535	29,540	–	–	151,075

Total	$121,535	$29,540	$(172,631)	$172	$(21,384)

30

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Active Income Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2011 through June 30, 2011:

	Change in unrealized appreciation/(depreciation) on derivatives
	Purchased	Written	Futures	Swap
Risk exposure category	Options	Options	Contracts	Contracts	Total

Credit contracts	$—	$—	$9,073,724	$465,225	$9,538,949
Equity contracts	5,293,382	—	—	—	5,293,382

Total	$5,293,382	$—	$9,073,724	$465,225	$14,832,331

The gross notional amount of swap contracts and the number of option contracts for the Active Income Fund as of June 30, 2011 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the Active Income Fund was $289,900,000 for the period January 1, 2011 through June 30, 2011. The quarterly average number of purchased futures contracts for the Active Income Fund was 0 for the period January 1, 2011 through June 30, 2011. The quarterly average number of purchased option contracts for the Active Income Fund was 93,242 for the period January 1, 2011 through June 30, 2011. The fair value of such contracts at June 30, 2011 is set forth in the table above.

The following table sets forth the Select Credit Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2011 through June 30, 2011:

	Change in unrealized appreciation/(depreciation) on derivatives
	Purchased	Written	Futures	Swap
Risk exposure category	Options	Options	Contracts	Contracts	Total

Credit contracts	$—	$—	$70,956	$(7,940)	$63,016
Equity contracts	(726,017)	5,080	—	—	(720,937)

Total	$(726,017)	$5,080	$70,956	$(7,940)	$(657,921)

The gross notional amount of swap contracts and the number of option contracts for the Select Credit Fund as of June 30, 2011 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the Select Credit Fund was $3,750,000 for the period January 1, 2011 through June 30, 2011. The quarterly average number of purchased futures contracts for the Select Credit Fund was 0 for the period January 1, 2011 through June 30, 2011. The quarterly average number of purchased option contracts for the Select Credit Fund was 5,614 for the period January 1, 2011 through June 30, 2011. The fair value of such contracts at June 30, 2011 is set forth in the table above.

C.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55% and 0.80% of average net assets respectively, for the Active Income Fund and Select Credit Fund.

DCM has entered into a written agreement to cap the Select Credit Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 1.75% of average daily net assets until at least September 30, 2013. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Select Credit Fund’s expense ratio remains below the operating expense cap. For the period January 1, 2011 through June 30, 2011, the Select Credit Fund did not have any fees waived by DCM. During the

31

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

period January 1, 2011 through June 30, 2011, DCM recaptured $62,523 of the Select Credit Fund’s fees waived in the prior year and there are no additional amounts subject to recapture.

The Active Income Fund accrued $8,078,138 for investment advisory fees during the period January 1, 2011 through June 30, 2011, of which $1,540,014 was payable to DCM at June 30, 2011. The Select Credit Fund accrued $213,519 for investment advisory fees during the period January 1, 2011 through June 30, 2011, and $56,995 was payable to DCM at June 30, 2011.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement with the Funds. Under this agreement, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. Prior to June 1, 2010, the amount to be reimbursed did not exceed 0.15%. As of June 30, 2011, the Active Income Fund and the Select Credit Fund owe $306,572 and $9,003, respectively, in reimbursements to DS LLC under this agreement.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2011 through June 30, 2011.

Affiliates of DCM hold approximately 18% of the Select Credit Fund’s outstanding shares as of June 30, 2011.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS receives the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS receives a monthly fee based in part on shareholder processing activity during the month.

D. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Funds for the period January 1, 2011 through June 30, 2011, were as follows:

	Active Income Fund	Select Credit Fund

Purchases	$817,790,484	$101,848,947
Sales	$516,454,975	$34,228,597

The aggregate purchases and sales of U.S. government obligations for the Funds for the period January 1, 2011 through June 30, 2011, were as follows:

	Active Income Fund	Select Credit Fund

Purchases	$499,377,672	$—
Sales	$—	$—

E. RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2011, the Funds held restricted securities as denoted on the Schedule of Investments.

32

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

F. PRINCIPAL SHAREHOLDER

As of June 30, 2011, the Active Income Fund had a shareholder that holds 31% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity. The shareholder is a registered investment adviser providing advisory services to a variety of individual and institutional clients. The Active Income Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Active Income Fund at any time.

In addition, the Active Income Fund has a Shareholder Servicing Agreement (the “Agreement”) in place with this shareholder. Under the terms of this Agreement, the Active Income Fund makes payments for services provided on behalf of the Active Income Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Active Income Fund may request. The Shareholder Services Plan allows for annual payments not to exceed 0.25% of average daily net assets; however, the Board of Trustees of the Trust limited payment to 0.15% of average daily net assets for this Agreement for the period June 1, 2009 through May 31, 2010. For the period January 1, 2011 through June 30, 2011 the Active Income Fund had expenses of $1,435,203 under the terms of this Agreement with this shareholder.

33

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ending June 30, 2011.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000.00	$1,018.80	$5.18

Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.87	$5.19

Driehaus Select Credit Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000.00	$1,028.40	$10.61

Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,014.53	$10.54

*	Expenses are equal to the Funds annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Active Income Fund	1.04%
Driehaus Select Credit Fund	2.11%

34

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date	September 1, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date	September 1, 2011

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	September 1, 2011

*	Print the name and title of each signing officer under his or her signature.